Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
January 31, 2025
(Unaudited)
Shares Value
PREFERRED STOCKS — 0.2%
UNITED STATES — 0.2%
27,600 MetLife, Inc., Series F, 4.75% ..... $ 579,048
38,900 Morgan Stanley, Series K, 5.85% ... 947,993
31,500 Public Storage, Series O, 3.90% .... 520,065
28,500 US Bancorp, Series L, 3.75% ...... 466,830
122,100 Wells Fargo & Co., Series Z, 4.75% . 2,468,862
Total Preferred Stocks
(Cost $6,547,571)
4,982,798
EXCHANGE-TRADED FUNDS
(a)
— 18.3%
UNITED STATES — 18.3%
3,482,215 Invesco Preferred ETF ........... 40,219,583
2,061,297 iShares JP Morgan USD Emerging
Markets Bond ETF ......... 186,650,444
1,052,680 iShares MBS ETF .............. 97,046,569
1,115,770 SPDR Bloomberg Convertible
Securities ETF ............. 89,562,858
Total Exchange-Traded Funds
(Cost $429,838,905)
413,479,454
Principal
Amount
CORPORATE BONDS — 6.0%
AUSTRALIA — 0.0%
$ 425,000 Mineral Resources Ltd.,
9.25%, 10/01/28(b) ......... 449,499
AUSTRIA — 0.0%
625,000 Benteler International AG,
10.50%, 05/15/28(b) ........ 664,469
CANADA — 0.3%
450,000 Bombardier, Inc.,
7.50%, 02/01/29(b) ......... 468,366
475,000 Bombardier, Inc.,
7.25%, 07/01/31(b) ......... 490,475
900,000 ERO Copper Corp.,
6.50%, 02/15/30(b) ......... 877,797
550,000 Garda World Security Corp.,
7.75%, 02/15/28(b) ......... 570,419
375,000 Garda World Security Corp.,
8.25%, 08/01/32(b) ......... 385,727
450,000 Great Canadian Gaming Corp.,
8.75%, 11/15/29(b) ......... 467,090
400,000 Husky Injection Molding Systems
Ltd./Titan Co-Borrower LLC,
9.00%, 02/15/29(b) ......... 419,394
575,000 Kronos Acquisition Holdings, Inc.,
8.25%, 06/30/31(b) ......... 547,441
Principal
Amount Value
CANADA (continued)
$ 500,000 NOVA Chemicals Corp.,
5.00%, 05/01/25(b) ......... $ 497,061
75,000 NOVA Chemicals Corp.,
4.25%, 05/15/29(b) ......... 70,321
850,000 Ontario Gaming GTA LP/OTG Co-
Issuer, Inc.,
8.00%, 08/01/30(b) ......... 879,779
5,673,870
CAYMAN ISLANDS — 0.1%
450,000 Azorra Finance Ltd.,
7.75%, 04/15/30(b) ......... 455,413
631,125 Seagate HDD Cayman,
9.63%, 12/01/32 ........... 717,435
1,172,848
FRANCE — 0.0%
550,000 Constellium SE,
6.38%, 08/15/32(b) ......... 542,134
250,000 Iliad Holding SASU,
7.00%, 04/15/32(b) ......... 253,490
795,624
IRELAND — 0.1%
450,000 Adient Global Holdings Ltd.,
8.25%, 04/15/31(b) ......... 466,699
250,000 Adient Global Holdings Ltd.,
7.50%, 02/15/33(b) ......... 253,332
700,000 Cimpress Plc,
7.38%, 09/15/32(b) ......... 695,168
325,000 Perrigo Finance Unlimited Co., Series
USD,
6.13%, 09/30/32 ........... 318,700
1,733,899
LUXEMBOURG — 0.0%
500,000 Altice Financing SA,
5.00%, 01/15/28(b) ......... 404,405
525,000 Connect Finco SARL/Connect US
Finco LLC,
9.00%, 09/15/29(b) ......... 470,572
874,977
MALTA — 0.1%
650,000 VistaJet Malta Finance Plc/Vista
Management Holding, Inc.,
7.88%, 05/01/27(b) ......... 650,264
475,000 VistaJet Malta Finance Plc/Vista
Management Holding, Inc.,
9.50%, 06/01/28(b) ......... 488,726

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
MALTA (continued)
$ 525,000 VistaJet Malta Finance Plc/Vista
Management Holding, Inc.,
6.38%, 02/01/30(b) ......... $ 481,123
1,620,113
NETHERLANDS — 0.0%
250,000 Axalta Coating Systems Dutch
Holding B BV,
7.25%, 02/15/31(b) ......... 260,358
260,000 Sigma Holdco BV,
7.88%, 05/15/26(b) ......... 259,264
519,622
UNITED KINGDOM — 0.0%
250,000 California Buyer Ltd./Atlantica
Sustainable Infrastructure Plc,
6.38%, 02/15/32(b) ......... 246,378
675,000 Jaguar Land Rover Automotive Plc,
5.50%, 07/15/29(b) ......... 663,996
910,374
UNITED STATES — 5.4%
900,000 Acrisure LLC/Acrisure Finance, Inc.,
6.00%, 08/01/29(b) ......... 867,932
650,000 AdaptHealth LLC,
6.13%, 08/01/28(b) ......... 638,486
700,000 Aethon United BR LP/Aethon United
Finance Corp.,
7.50%, 10/01/29(b) ......... 717,899
550,000 Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer,
7.00%, 01/15/31(b) ......... 559,644
925,000 Allied Universal Holdco LLC,
7.88%, 02/15/31(b) ......... 948,396
325,000 Alpha Generation LLC,
6.75%, 10/15/32(b) ......... 328,609
381,965 Ambac Assurance Corp.,
5.10%(b)(c) ............... 525,202
700,000 APH Somerset Investor 2 LLC/APH2
Somerset Investor 2 LLC/APH3
Somerset Investor 3 LLC,
7.88%, 11/01/29(b) ......... 705,705
350,000 Apollo Commercial Real Estate
Finance, Inc. REIT,
4.63%, 06/15/29(b) ......... 314,181
975,000 Archrock Partners LP/Archrock
Partners Finance Corp.,
6.25%, 04/01/28(b) ......... 979,823
875,000 Ascent Resources Utica Holdings LLC/
ARU Finance Corp.,
8.25%, 12/31/28(b) ......... 893,008
Principal
Amount Value
UNITED STATES (continued)
$ 800,000 Ascent Resources Utica Holdings LLC/
ARU Finance Corp.,
6.63%, 10/15/32(b) ......... $ 806,685
625,000 Baldwin Insurance Group Holdings
LLC,
7.13%, 05/15/31(b) ......... 639,301
630,000 Bank of New York Mellon Corp.
(The), Series F,
(3 mo. Term SOFR + 3.393%),
4.63%(c)(d) ............... 621,479
650,000 Bath & Body Works, Inc.,
6.63%, 10/01/30(b) ......... 661,795
425,000 BCPE Empire Holdings, Inc.,
7.63%, 05/01/27(b) ......... 426,770
200,000 Blackstone Mortgage Trust, Inc. REIT,
7.75%, 12/01/29(b) ......... 206,003
425,000 Blue Racer Midstream LLC/Blue Racer
Finance Corp.,
7.00%, 07/15/29(b) ......... 436,570
325,000 Blue Racer Midstream LLC/Blue Racer
Finance Corp.,
7.25%, 07/15/32(b) ......... 340,085
275,000 Boost Newco Borrower LLC,
7.50%, 01/15/31(b) ......... 287,893
925,000 Boyd Gaming Corp.,
4.75%, 06/15/31(b) ......... 862,995
850,000 Bread Financial Holdings, Inc.,
9.75%, 03/15/29(b) ......... 916,570
500,000 Brinker International, Inc.,
8.25%, 07/15/30(b) ......... 533,423
750,000 Brink's Co. (The),
6.75%, 06/15/32(b) ......... 765,410
625,000 Buckeye Partners LP,
4.50%, 03/01/28(b) ......... 601,834
275,000 Buckeye Partners LP,
6.75%, 02/01/30(b) ......... 279,755
575,000 Builders FirstSource, Inc.,
4.25%, 02/01/32(b) ......... 518,502
700,000 Burford Capital Global Finance LLC,
6.25%, 04/15/28(b) ......... 696,989
975,000 Burford Capital Global Finance LLC,
9.25%, 07/01/31(b) ......... 1,044,527
450,000 Caesars Entertainment, Inc.,
7.00%, 02/15/30(b) ......... 463,820
166,000 Calpine Corp.,
5.13%, 03/15/28(b) ......... 162,997
350,000 Camelot Return Merger Sub, Inc.,
8.75%, 08/01/28(b) ......... 343,774
200,000 Carnival Corp.,
6.13%, 02/15/33(b) ......... 200,495

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 1,000,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
5.38%, 06/01/29(b) ......... $ 966,449
1,250,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.50%, 08/15/30(b) ......... 1,137,244
500,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.25%, 02/01/31(b) ......... 443,565
800,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.50%, 06/01/33(b) ......... 678,769
1,670,000 Charles Schwab Corp. (The), Series H,
(10 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
3.079%),
4.00%(c)(d) ............... 1,482,169
400,000 Chart Industries, Inc.,
7.50%, 01/01/30(b) ......... 417,893
750,000 CHS/Community Health Systems,
Inc.,
6.00%, 01/15/29(b) ......... 683,646
875,000 Civitas Resources, Inc.,
8.63%, 11/01/30(b) ......... 927,467
125,000 Clarios Global LP/Clarios US Finance
Co.,
6.75%, 02/15/30(b) ......... 126,961
450,000 Clear Channel Outdoor Holdings,
Inc.,
5.13%, 08/15/27(b) ......... 438,353
425,000 Clear Channel Outdoor Holdings,
Inc.,
7.88%, 04/01/30(b) ......... 439,809
875,000 Cloud Software Group, Inc.,
6.50%, 03/31/29(b) ......... 860,115
550,000 Cloud Software Group, Inc.,
9.00%, 09/30/29(b) ......... 563,284
400,000 Cloud Software Group, Inc.,
8.25%, 06/30/32(b) ......... 415,766
450,000 Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/30(b) ......... 459,045
1,025,000 Cogent Communications Group LLC,
7.00%, 06/15/27(b) ......... 1,036,587
425,000 Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US LLC,
6.63%, 07/15/30(b) ......... 434,068
450,000 CP Atlas Buyer, Inc.,
7.00%, 12/01/28(b) ......... 400,499
Principal
Amount Value
UNITED STATES (continued)
$ 800,000 Crescent Energy Finance LLC,
9.25%, 02/15/28(b) ......... $ 838,105
550,000 Crescent Energy Finance LLC,
7.63%, 04/01/32(b) ......... 553,807
800,000 Cushman & Wakefield US Borrower
LLC,
8.88%, 09/01/31(b) ......... 861,727
575,000 DaVita, Inc.,
6.88%, 09/01/32(b) ......... 583,071
250,000 Dcli Bidco LLC,
7.75%, 11/15/29(b) ......... 257,087
1,325,000 Directv Financing LLC/Directv
Financing Co-Obligor, Inc.,
5.88%, 08/15/27(b) ......... 1,312,130
475,000 DISH DBS Corp.,
5.13%, 06/01/29 ........... 312,426
850,000 DISH Network Corp.,
11.75%, 11/15/27(b) ........ 897,511
600,000 EchoStar Corp.,
10.75%, 11/30/29 .......... 646,788
500,000 EchoStar Corp., PIK,
6.75%, 11/30/30 ........... 461,551
432,000 Edgewell Personal Care Co.,
4.13%, 04/01/29(b) ......... 404,367
275,000 Endo Finance Holdings, Inc.,
8.50%, 04/15/31(b) ......... 294,155
450,000 Energizer Holdings, Inc.,
4.75%, 06/15/28(b) ......... 432,230
204,000 Evergreen Acqco 1 LP/TVI, Inc.,
9.75%, 04/26/28(b) ......... 214,168
675,000 Fortrea Holdings, Inc.,
7.50%, 07/01/30(b) ......... 677,651
1,050,000 Fortress Intermediate 3, Inc.,
7.50%, 06/01/31(b) ......... 1,082,609
300,000 Fortress Transportation and
Infrastructure Investors LLC,
7.00%, 05/01/31(b) ......... 304,042
700,000 Fortress Transportation and
Infrastructure Investors LLC,
7.00%, 06/15/32(b) ......... 709,667
750,000 Frontier Communications Holdings
LLC,
8.63%, 03/15/31(b) ......... 801,281
722,000 Global Infrastructure Solutions, Inc.,
5.63%, 06/01/29(b) ......... 701,615
450,000 Goodyear Tire & Rubber Co. (The),
5.25%, 07/15/31 ........... 412,444
400,000 Gray Media, Inc.,
10.50%, 07/15/29(b) ........ 418,732

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 750,000 Gray Media, Inc.,
5.38%, 11/15/31(b) ......... $ 447,184
275,000 Gulfport Energy Operating Corp.,
6.75%, 09/01/29(b) ......... 279,847
450,000 Hanesbrands, Inc.,
9.00%, 02/15/31(b) ......... 480,833
600,000 Harvest Midstream I LP,
7.50%, 09/01/28(b) ......... 613,658
650,000 Heartland Dental LLC/Heartland
Dental Finance Corp.,
10.50%, 04/30/28(b) ........ 692,979
850,000 Hilcorp Energy I LP/Hilcorp Finance
Co.,
6.00%, 02/01/31(b) ......... 805,265
675,000 Hilton Grand Vacations Borrower
LLC,
4.88%, 07/01/31(b) ......... 612,570
425,000 HLF Financing SARL LLC/Herbalife
International, Inc.,
12.25%, 04/15/29(b) ........ 446,275
575,000 Icahn Enterprises LP/Icahn Enterprises
Finance Corp.,
4.38%, 02/01/29 ........... 496,880
1,000,000 Icahn Enterprises LP/Icahn Enterprises
Finance Corp.,
9.00%, 06/15/30 ........... 984,887
225,000 Insight Enterprises, Inc.,
6.63%, 05/15/32(b) ......... 228,769
850,000 Iron Mountain, Inc. REIT,
5.25%, 07/15/30(b) ......... 817,476
250,000 Iron Mountain, Inc. REIT,
6.25%, 01/15/33(b) ......... 250,440
450,000 JELD-WEN, Inc.,
4.88%, 12/15/27(b) ......... 433,327
4,810,000 JP Morgan Chase & Co., Series HH,
(3 mo. Term SOFR + 3.125%),
4.60%(c)(d) ............... 4,810,000
675,000 Kennedy-Wilson, Inc.,
4.75%, 02/01/30 ........... 607,512
675,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance
Corp. REIT,
4.75%, 06/15/29(b) ......... 642,094
925,000 LCM Investments Holdings II LLC,
4.88%, 05/01/29(b) ......... 877,156
300,000 LCM Investments Holdings II LLC,
8.25%, 08/01/31(b) ......... 314,982
400,000 Level 3 Financing, Inc.,
10.50%, 04/15/29(b) ........ 448,054
Principal
Amount Value
UNITED STATES (continued)
$ 275,000 LifePoint Health, Inc.,
9.88%, 08/15/30(b) ......... $ 293,367
700,000 LifePoint Health, Inc.,
8.38%, 02/15/32(b) ......... 706,524
550,000 Lightning Power LLC,
7.25%, 08/15/32(b) ......... 568,073
400,000 Lumen Technologies, Inc.,
10.00%, 10/15/32(b) ........ 399,000
350,000 Magnera Corp.,
7.25%, 11/15/31(b) ......... 345,187
375,000 Mativ Holdings, Inc.,
8.00%, 10/01/29(b) ......... 357,291
850,000 Mauser Packaging Solutions Holding
Co.,
9.25%, 04/15/27(b) ......... 865,947
300,000 Maxim Crane Works Holdings Capital
LLC,
11.50%, 09/01/28(b) ........ 316,007
450,000 Michaels Cos., Inc. (The),
5.25%, 05/01/28(b) ......... 349,940
825,000 Midcap Financial Issuer Trust,
6.50%, 05/01/28(b) ......... 811,378
1,050,000 Midcontinent Communications,
8.00%, 08/15/32(b) ......... 1,077,601
400,000 Molina Healthcare, Inc.,
6.25%, 01/15/33(b) ......... 397,129
1,050,000 Nationstar Mortgage Holdings, Inc.,
5.75%, 11/15/31(b) ......... 1,016,252
275,000 NCL Corp. Ltd.,
6.75%, 02/01/32(b) ......... 279,294
350,000 Neptune Bidco US, Inc.,
9.29%, 04/15/29(b) ......... 298,367
925,000 New Enterprise Stone & Lime Co.,
Inc.,
5.25%, 07/15/28(b) ......... 903,012
650,000 Newell Brands, Inc.,
6.63%, 05/15/32 ........... 656,419
750,000 Nissan Motor Acceptance Co. LLC,
2.75%, 03/09/28(b) ......... 682,350
975,000 Northern Oil & Gas, Inc.,
8.13%, 03/01/28(b) ......... 991,652
750,000 Novelis Corp.,
3.88%, 08/15/31(b) ......... 656,983
150,000 Novelis, Inc.,
6.88%, 01/30/30(b) ......... 153,564
900,000 Olympus Water US Holding Corp.,
9.75%, 11/15/28(b) ......... 952,846
600,000 OneMain Finance Corp.,
5.38%, 11/15/29 ........... 582,384

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 650,000 OneSky Flight LLC,
8.88%, 12/15/29(b) ......... $ 665,866
775,000 Open Text Holdings, Inc.,
4.13%, 12/01/31(b) ......... 694,620
1,075,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV,
5.13%, 04/30/31(b) ......... 973,128
925,000 Owens-Brockway Glass Container,
Inc.,
7.25%, 05/15/31(b) ......... 901,644
400,000 Patrick Industries, Inc.,
6.38%, 11/01/32(b) ......... 394,391
650,000 Penn Entertainment, Inc.,
5.63%, 01/15/27(b) ......... 644,292
621,000 Performance Food Group, Inc.,
5.50%, 10/15/27(b) ......... 617,651
500,000 PetSmart, Inc./PetSmart Finance
Corp.,
4.75%, 02/15/28(b) ......... 479,207
675,000 PetSmart, Inc./PetSmart Finance
Corp.,
7.75%, 02/15/29(b) ......... 672,822
400,000 Phinia, Inc.,
6.75%, 04/15/29(b) ......... 410,922
725,000 Phinia, Inc.,
6.63%, 10/15/32(b) ......... 726,499
500,000 PM General Purchaser LLC,
9.50%, 10/01/28(b) ......... 497,745
875,000 Post Holdings, Inc.,
4.63%, 04/15/30(b) ......... 813,921
1,000,000 PRA Group, Inc.,
5.00%, 10/01/29(b) ......... 924,891
475,000 Prestige Brands, Inc.,
3.75%, 04/01/31(b) ......... 422,331
800,000 Prime Healthcare Services, Inc.,
9.38%, 09/01/29(b) ......... 760,752
150,000 Quikrete Holdings, Inc.,
6.38%, 03/01/32(b) ......... 150,374
75,000 Quikrete Holdings, Inc.,
6.75%, 03/01/33(b) ......... 75,188
554,000 Raising Cane's Restaurants LLC,
9.38%, 05/01/29(b) ......... 593,326
525,000 Range Resources Corp.,
8.25%, 01/15/29 ........... 540,314
650,000 Raven Acquisition Holdings LLC,
6.88%, 11/15/31(b) ......... 648,497
1,000,000 Resorts World Las Vegas LLC/RWLV
Capital, Inc.,
4.63%, 04/16/29(b) ......... 889,257
Principal
Amount Value
UNITED STATES (continued)
$ 850,000 RHP Hotel Properties LP/RHP
Finance Corp. REIT,
6.50%, 04/01/32(b) ......... $ 856,464
950,000 Rocket Software, Inc.,
9.00%, 11/28/28(b) ......... 984,026
1,050,000 Rocket Software, Inc.,
6.50%, 02/15/29(b) ......... 995,081
500,000 Rockies Express Pipeline LLC,
3.60%, 05/15/25(b) ......... 495,619
650,000 Rockies Express Pipeline LLC,
6.88%, 04/15/40(b) ......... 632,290
275,000 Royal Caribbean Cruises Ltd.,
5.63%, 09/30/31(b) ......... 272,961
300,000 Royal Caribbean Cruises Ltd.,
6.25%, 03/15/32(b) ......... 305,240
407,000 Royal Caribbean Cruises Ltd.,
6.00%, 02/01/33(b) ......... 410,223
575,000 Saks Global Enterprises LLC,
11.00%, 12/15/29(b) ........ 550,622
875,000 SCIH Salt Holdings, Inc.,
4.88%, 05/01/28(b) ......... 848,887
675,000 SCIL IV LLC/SCIL USA Holdings
LLC,
5.38%, 11/01/26(b) ......... 669,687
275,000 Sealed Air Corp.,
7.25%, 02/15/31(b) ......... 285,844
400,000 Service Properties Trust REIT,
5.25%, 02/15/26 ........... 393,299
775,000 Service Properties Trust REIT,
5.50%, 12/15/27 ........... 745,942
800,000 Service Properties Trust REIT,
4.95%, 10/01/29 ........... 661,427
450,000 Service Properties Trust REIT,
4.38%, 02/15/30 ........... 361,878
225,000 Sinclair Television Group, Inc.,
8.13%, 02/15/33(b) ......... 226,251
625,000 Six Flags Entertainment Corp.,
7.25%, 05/15/31(b) ......... 643,833
425,000 Spirit AeroSystems, Inc.,
9.38%, 11/30/29(b) ......... 456,937
800,000 Standard Building Solutions, Inc.,
6.50%, 08/15/32(b) ......... 807,938
800,000 Starwood Property Trust, Inc. REIT,
3.63%, 07/15/26(b) ......... 777,315
250,000 Starwood Property Trust, Inc. REIT,
7.25%, 04/01/29(b) ......... 258,246
375,000 Station Casinos LLC,
6.63%, 03/15/32(b) ......... 377,141

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 1,150,000 Tallgrass Energy Partners LP/Tallgrass
Energy Finance Corp.,
6.00%, 12/31/30(b) ......... $ 1,110,073
1,000,000 TEGNA, Inc.,
5.00%, 09/15/29 ........... 939,587
225,000 Terex Corp.,
6.25%, 10/15/32(b) ......... 222,565
700,000 TransDigm, Inc.,
7.13%, 12/01/31(b) ......... 722,835
475,000 TransDigm, Inc.,
6.63%, 03/01/32(b) ......... 483,109
400,000 TransDigm, Inc.,
6.00%, 01/15/33(b) ......... 394,709
925,000 TriNet Group, Inc.,
7.13%, 08/15/31(b) ......... 949,306
1,650,000 Truist Financial Corp., Series N,
(5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
3.003%),
6.67%(c)(d) ............... 1,641,534
925,000 United Wholesale Mortgage LLC,
5.50%, 04/15/29(b) ......... 896,820
775,000 Uniti Group LP/Uniti Group Finance,
Inc./CSL Capital LLC REIT,
10.50%, 02/15/28(b) ........ 828,616
600,000 Uniti Group LP/Uniti Group Finance,
Inc./CSL Capital LLC REIT,
6.50%, 02/15/29(b) ......... 547,372
750,000 Univision Communications, Inc.,
8.00%, 08/15/28(b) ......... 766,697
625,000 US Acute Care Solutions LLC,
9.75%, 05/15/29(b) ......... 635,565
475,000 UWM Holdings LLC,
6.63%, 02/01/30(b) ......... 475,969
950,000 Venture Global LNG, Inc.,
8.13%, 06/01/28(b) ......... 992,797
675,000 Venture Global LNG, Inc.,
9.50%, 02/01/29(b) ......... 752,426
725,000 Venture Global LNG, Inc.,
8.38%, 06/01/31(b) ......... 763,034
125,000 Veritiv Operating Co.,
10.50%, 11/30/30(b) ........ 135,848
500,000 Viasat, Inc.,
5.63%, 09/15/25(b) ......... 496,129
500,000 Vibrantz Technologies, Inc.,
9.00%, 02/15/30(b) ......... 457,311
600,000 Victra Holdings LLC/Victra Finance
Corp.,
8.75%, 09/15/29(b) ......... 635,377
Principal
Amount Value
UNITED STATES (continued)
$ 325,000 Viking Baked Goods Acquisition
Corp.,
8.63%, 11/01/31(b) ......... $ 317,725
575,000 Vistra Operations Co. LLC,
6.88%, 04/15/32(b) ......... 591,620
950,000 Vital Energy, Inc.,
9.75%, 10/15/30 ........... 1,009,654
425,000 VOC Escrow Ltd.,
5.00%, 02/15/28(b) ......... 415,189
125,000 Waste Pro USA, Inc.,
7.00%, 02/01/33(b) ......... 126,391
1,175,000 Windstream Services LLC/Windstream
Escrow Finance Corp.,
8.25%, 10/01/31(b) ......... 1,216,150
525,000 Xerox Holdings Corp.,
5.50%, 08/15/28(b) ......... 447,598
450,000 XHR LP REIT,
6.63%, 05/15/30(b) ......... 454,853
775,000 Zayo Group Holdings, Inc.,
4.00%, 03/01/27(b) ......... 731,283
700,000 ZF North America Capital, Inc.,
7.13%, 04/14/30(b) ......... 699,981
120,709,077
Total Corporate Bonds
(Cost $134,058,144)
135,124,372
ASSET-BACKED SECURITIES — 16.8%
CAYMAN ISLANDS — 0.9%
Collateralized Loan Obligations — 0.9%
1,000,000 Apidos CLO XV, Series 2013-15A,
Class ERR,
(3 mo. Term SOFR + 5.962%),
10.25%, 04/20/31(b)(d) ..... 1,001,473
17,550,000 CBAM Ltd., Series 2019-10A,
Class SUB,
7.34%, 04/20/32(b)(d)(e) .... 6,044,150
9,915,625 Cedar Funding VII CLO Ltd., Series
2018-7A, Class SUB,
7.05%, 01/20/31(b)(d)(e) .... 2,214,555
12,131,250 Madison Park Funding XLII Ltd.,
Series 13A, Class SUB,
2.25%, 11/21/47(b)(d)(e) .... 4,328,066
5,000,000 Romark CLO II Ltd., Series 2018-2A,
Class SUB,
7.44%, 07/25/31(b)(d)(e) .... 892,316
5,000,000 Romark CLO Ltd., Series 2017-1A,
Class SUB,
8.15%, 10/23/30(b)(d)(e) .... 976,900

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$ 7,500,000 Romark WM-R Ltd., Series 2018-1A,
Class F,
(3 mo. Term SOFR + 8.362%),
12.65%, 04/20/31(b)(d)(e) ... $ 5,448,410
20,905,870
UNITED STATES — 15.9%
Other Asset-Backed Securities — 15.9%
2,708,432 510 Loan Acquisition Trust, Series
2020-1, Class A, STEP,
8.11%, 09/25/60(b) ......... 2,704,369
146,781 Aegis Asset-Backed Securities
Corp. Mortgage Pass-Through
Certificates, Series 2003-3,
Class M1,
(1 mo. Term SOFR + 1.164%),
5.48%, 01/25/34(d) ......... 146,006
6,775,217 Ajax Mortgage Loan Trust, Series
2023-B, Class A, STEP,
4.25%, 10/25/62(b) ......... 6,595,881
873,700 Ajax Mortgage Loan Trust, Series
2023-B, Class B, STEP,
4.25%, 10/25/62(b) ......... 832,163
1,994,428 Ajax Mortgage Loan Trust, Series
2023-B, Class C,
3.27%, 10/25/62(b)(f) ....... 1,034,896
262,887 Ajax Mortgage Loan Trust, Series
2023-B, Class SA,
1.14%, 10/25/62(b)(f) ....... 238,031
5,000,000 Ameriquest Mortgage Securities, Inc.
Asset-Backed Pass-Through
Certificates, Series 2005-R3,
Class M7,
(1 mo. Term SOFR + 2.094%),
6.41%, 05/25/35(d) ......... 4,206,309
6,000,000 AMSR Trust, Series 2020-SFR5,
Class F,
2.69%, 11/17/37(b) ......... 5,862,844
1,800,000 AMSR Trust, Series 2023-SFR2,
Class F1,
3.95%, 06/17/40(b) ......... 1,608,517
2,230,000 AMSR Trust, Series 2023-SFR2,
Class F2,
3.95%, 06/17/40(b) ......... 1,903,170
6,481,226 Argent Mortgage Loan Trust, Series
2005-W1, Class A2,
(1 mo. Term SOFR + 0.594%),
4.91%, 05/25/35(d) ......... 5,132,751
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 4,734,820 Argent Securities, Inc. Asset-Backed
Pass-Through Certificates, Series
2005-W5, Class M1,
(1 mo. Term SOFR + 0.804%),
5.12%, 01/25/36(d) ......... $ 4,682,785
6,035,456 Asset Backed Securities Corp. Home
Equity Loan Trust, Series 2006-
HE1, Class M2,
(1 mo. Term SOFR + 0.744%),
3.58%, 01/25/36(d) ......... 5,295,482
5,740,000 BankAmerica Manufactured Housing
Contract Trust, Series 1997-2,
Class B1,
7.07%, 02/10/22(d) ......... 754,307
5,000,000 BankAmerica Manufactured Housing
Contract Trust, Series 1998-2,
Class B1,
7.22%, 12/10/25(d) ......... 565,053
7,599,471 Barclays Mortgage Trust, Series 2021-
NPL1, Class A, STEP,
2.00%, 11/25/51(b) ......... 7,508,443
1,177,500 Barclays Mortgage Trust, Series 2021-
NPL1, Class B, STEP,
4.63%, 11/25/51(b) ......... 1,163,399
2,441,052 Barclays Mortgage Trust, Series 2021-
NPL1, Class C,
0.00%, 11/25/51(b)(f) ....... 3,012,832
4,806,195 Bayview Financial Revolving Asset
Trust, Series 2004-B, Class A1,
(1 mo. Term SOFR + 1.114%),
5.43%, 05/28/39(b)(d) ...... 3,941,080
710,831 Bayview Financial Revolving Asset
Trust, Series 2004-B, Class A2,
(1 mo. Term SOFR + 1.414%),
5.73%, 05/28/39(b)(d) ...... 326,982
532,870 Bayview Financial Revolving Asset
Trust, Series 2005-E, Class A1,
(1 mo. Term SOFR + 1.114%),
5.43%, 12/28/40(b)(d) ...... 532,870
1,119,146 Bayview Financial Revolving Asset
Trust, Series 2005-E, Class A2A,
(1 mo. Term SOFR + 1.044%),
5.36%, 12/28/40(b)(d) ...... 1,077,178
908,185 Bear Stearns Asset Backed Securities
I Trust, Series 2005-TC1,
Class M4,
(1 mo. Term SOFR + 1.914%),
4.81%, 05/25/35(d) ......... 904,228

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 2,554,120 Bear Stearns Asset Backed Securities
I Trust, Series 2006-HE1,
Class 1M4,
(1 mo. Term SOFR + 1.134%),
4.99%, 12/25/35(d) ......... $ 2,442,403
2,485,697 Bear Stearns Asset Backed Securities
I Trust, Series 2006-HE10,
Class 22A,
(1 mo. Term SOFR + 0.254%),
4.57%, 12/25/36(d) ......... 2,415,382
4,650,000 Bear Stearns Asset Backed Securities
Trust, Series 2006-SD1,
Class M3,
(1 mo. Term SOFR + 2.364%),
6.70%, 04/25/36(d) ......... 4,832,214
4,884,740 Carrington Mortgage Loan Trust,
Series 2007-FRE1, Class A4,
(1 mo. Term SOFR + 0.534%),
4.85%, 12/26/36(d) ......... 4,047,215
7,640,637 Carrington Mortgage Loan Trust,
Series 2007-FRE1, Class M1,
(1 mo. Term SOFR + 0.614%),
4.93%, 02/25/37(d) ......... 5,785,649
4,461,735 Cascade MH Asset Trust, Series 2019-
MH1, Class A,
4.00%, 11/25/44(b)(d) ...... 4,183,783
3,400,000 CFMT LLC, Series 2023-HB11,
Class M2,
4.00%, 02/25/37(b)(d) ...... 3,228,054
1,600,000 CFMT LLC, Series 2024-HB13,
Class M2,
3.00%, 05/25/34(b)(d) ...... 1,483,492
2,500,000 CFMT LLC, Series 2024-HB13,
Class M3,
3.00%, 05/25/34(b)(d) ...... 2,280,615
2,000,000 CFMT LLC, Series 2024-HB13,
Class M4,
3.00%, 05/25/34(b)(d) ...... 1,667,859
6,000,000 CIT Mortgage Loan Trust, Series
2007-1, Class 1M2,
(1 mo. Term SOFR + 1.864%),
6.18%, 10/25/37(b)(d) ...... 5,735,954
3,766,500 CIT Mortgage Loan Trust, Series
2007-1, Class 2M2,
(1 mo. Term SOFR + 1.864%),
6.18%, 10/25/37(b)(d) ...... 3,487,707
2,717,315 Citigroup Mortgage Loan Trust, Series
2007-AHL2, Class A3B,
(1 mo. Term SOFR + 0.314%),
4.63%, 05/25/37(d) ......... 1,754,382
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 73,017 Citigroup Mortgage Loan Trust, Series
2007-AHL2, Class A3C,
(1 mo. Term SOFR + 0.384%),
4.70%, 05/25/37(d) ......... $ 47,138
3,183,294 Citigroup Mortgage Loan Trust, Series
2007-AHL3, Class A3B,
(1 mo. Term SOFR + 0.284%),
4.60%, 07/25/45(d) ......... 2,165,185
826,886 Conseco Finance Corp., Series 1998-2,
Class M1,
6.94%, 12/01/28(d) ......... 799,609
2,029,717 Conseco Finance Corp., Series 1999-5,
Class A5,
7.86%, 03/01/30(d) ......... 617,351
2,289,842 Conseco Finance Corp., Series 1999-5,
Class A6,
7.50%, 03/01/30(d) ......... 666,830
11,183,346 Conseco Finance Securitizations Corp.,
Series 2000-1, Class A5,
8.06%, 09/01/29(d) ......... 1,665,763
2,856,008 Countrywide Asset-Backed
Certificates, Series 2007-QX1,
Class A1,
(1 mo. Term SOFR + 0.614%),
4.95%, 05/25/37(b)(d) ...... 2,449,140
878,242 Countrywide Asset-Backed Certificates
Trust, Series 2006-11,
Class 1AF4,
6.30%, 12/25/35(d) ......... 844,308
2,097,532 Countrywide Asset-Backed Certificates
Trust, Series 2006-13,
Class 1AF4,
3.95%, 01/25/37(d) ......... 2,056,462
9,300,544 Countrywide Asset-Backed Certificates
Trust, Series 2006-18, Class M1,
(1 mo. Term SOFR + 0.564%),
4.88%, 03/25/37(d) ......... 9,728,959
6,346,210 Countrywide Asset-Backed Certificates
Trust, Series 2006-22, Class M1,
(1 mo. Term SOFR + 0.459%),
4.77%, 05/25/47(d) ......... 5,354,304
6,126,347 Countrywide Asset-Backed Certificates
Trust, Series 2006-26, Class M1,
(1 mo. Term SOFR + 0.364%),
4.68%, 06/25/37(d) ......... 5,188,716
348,644 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-C, Class 2A,
(1 mo. Term SOFR + 0.294%),
4.60%, 05/15/36(d) ......... 342,925

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 326,038 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 4T1B,
(1 mo. Term SOFR + 0.354%),
4.66%, 02/15/30(b)(d) ...... $ 309,356
3,276,009 Credit Suisse Mortgage Capital
Certificates Trust, Series 2017-2,
Class CERT,
0.42%, 02/01/47(b)(f) ....... 2,944,037
1,833,128 Credit-Based Asset Servicing and
Securitization LLC, Series 2007-
CB6, Class A4,
(1 mo. Term SOFR + 0.454%),
5.04%, 07/25/37(b)(d) ...... 1,182,506
4,879,129 First Frankin Mortgage Loan Trust,
Series 2006-FF4, Class M1,
(1 mo. Term SOFR + 0.654%),
4.38%, 03/25/36(d) ......... 4,627,010
1,106,736 First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1,
(1 mo. Term SOFR + 1.914%),
6.25%, 10/25/33(d) ......... 1,066,518
9,145,217 First Franklin Mortgage Loan Trust,
Series 2006-FF8, Class M1,
(1 mo. Term SOFR + 0.489%),
4.80%, 07/25/36(d) ......... 7,736,191
4,439,462 First Franklin Mortgage Loan Trust,
Series 2006-FFH1, Class M2,
(1 mo. Term SOFR + 0.714%),
5.03%, 01/25/36(d) ......... 3,965,076
3,250,521 First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2C,
(1 mo. Term SOFR + 0.414%),
4.73%, 03/25/37(d) ......... 1,519,793
2,710,000 FirstKey Homes Trust, Series 2020-
SFR2, Class F1,
3.02%, 10/19/37(b) ......... 2,652,571
4,000,000 FirstKey Homes Trust, Series 2022-
SFR1, Class E1,
5.00%, 05/19/39(b) ......... 3,926,540
4,000,000 FirstKey Homes Trust, Series 2022-
SFR1, Class E2,
5.00%, 05/19/39(b) ......... 3,901,697
2,553,000 FirstKey Homes Trust, Series 2022-
SFR2, Class E1,
4.50%, 07/17/39(b) ......... 2,454,754
1,465,337 Fremont Home Loan Trust, Series
2005-D, Class M1,
(1 mo. Term SOFR + 0.729%),
5.04%, 11/25/35(d) ......... 1,320,202
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 1,500,000 FRTKL, Series 2021-SFR1, Class F,
3.17%, 09/17/38(b) ......... $ 1,412,149
290,420 GMACM Home Equity Loan Trust,
Series 2005-HE3, Class A3,
(1 mo. Term SOFR + 0.614%),
4.93%, 02/25/36(d) ......... 281,639
4,635,414 Greenpoint Manufactured Housing,
Series 2000-3, Class IA,
8.43%, 06/20/31(d) ......... 1,706,735
2,463,906 GSAA Home Equity Trust, Series
2005-14, Class 1A2,
(1 mo. Term SOFR + 0.814%),
5.13%, 12/25/35(d) ......... 1,085,651
7,866,965 GSAA Home Equity Trust, Series
2006-5, Class 1A1,
(1 mo. Term SOFR + 0.474%),
4.79%, 03/25/36(d) ......... 2,299,024
14,433,324 GSAA Home Equity Trust, Series
2007-9, Class A3A,
7.00%, 10/25/37 ........... 5,152,000
331,700 GSAA Trust, Series 2006-7, Class AF2,
5.99%, 03/25/46(d) ......... 119,596
3,566,000 GSAMP Trust, Series 2007-HS1,
Class M5,
(1 mo. Term SOFR + 3.489%),
7.80%, 02/25/47(d) ......... 3,525,227
2,978,571 Home Equity Asset Trust, Series 2007-
1, Class 2A3,
(1 mo. Term SOFR + 0.414%),
4.73%, 05/25/37(d)(e) ....... 2,665,745
2,881,217 Home Partners of America Trust, Series
2021-2, Class F,
3.80%, 12/17/26(b) ......... 2,745,507
3,625,394 Home Partners of America Trust, Series
2021-3, Class F,
4.24%, 01/17/41(b) ......... 3,208,772
4,342,298 HSI Asset Loan Obligation Trust,
Series 2007-WF1, Class A3,
STEP,
4.48%, 12/25/36 ........... 1,422,095
185,599 Irwin Home Equity Loan Trust, Series
2006-3, Class 2A3, STEP,
6.53%, 09/25/37(b) ......... 185,439
102,800 JP Morgan Mortgage Acquisition
Trust, Series 2006-WF1,
Class A4, STEP,
6.63%, 07/25/36 ........... 27,363

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 205,668 JP Morgan Mortgage Acquisition
Trust, Series 2006-WMC2,
Class A3,
(1 mo. Term SOFR + 0.294%),
4.61%, 07/25/36(d) ......... $ 86,506
789,497 Lehman ABS Manufactured Housing
Contract Trust, Series 2001-B,
Class M1,
6.63%, 04/15/40(d) ......... 796,403
211,498 Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1,
(1 mo. Term SOFR + 0.204%),
4.52%, 06/25/37(b)(d) ...... 138,320
1,310,479 Lehman XS Trust, Series 2007-20N,
Class A1,
(1 mo. Term SOFR + 2.414%),
6.73%, 12/25/37(d) ......... 1,240,901
4,024,376 Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A,
(1 mo. Term SOFR + 0.474%),
4.79%, 03/25/46(d) ......... 3,068,063
4,779,653 Long Beach Mortgage Loan Trust,
Series 2006-9, Class 2A3,
(1 mo. Term SOFR + 0.434%),
4.75%, 10/25/36(d) ......... 1,497,407
1,103,711 Mastr Asset Backed Securities Trust,
Series 2007-NCW, Class A1,
(1 mo. Term SOFR + 0.414%),
4.73%, 05/25/37(b)(d) ...... 966,577
3,670,853 MASTR Second Lien Trust, Series
2006-1, Class A,
(1 mo. Term SOFR + 0.434%),
4.75%, 03/25/36(d) ......... 230,210
1,831,426 MERIT Securities Corp., Series 13,
Class M2, STEP,
7.88%, 12/28/33 ........... 1,731,349
6,896,615 Merrill Lynch Mortgage Investors
Trust, Series 2006-RM5,
Class A2D,
(1 mo. Term SOFR + 0.614%),
4.93%, 10/25/37(d) ......... 1,029,819
885,210 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2006-HE4,
Class A4,
(1 mo. Term SOFR + 0.594%),
4.91%, 06/25/36(d) ......... 442,919
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 5,627,983 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2007-NC1,
Class A1,
(1 mo. Term SOFR + 0.244%),
4.56%, 11/25/36(d) ......... $ 2,406,741
1,280,552 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2007-SEA1,
Class 2A1,
(1 mo. Term SOFR + 3.914%),
8.23%, 02/25/47(b)(d) ...... 1,190,546
3,574,514 Morgan Stanley Capital I, Inc. Trust,
Series 2006-NC2, Class M1,
(1 mo. Term SOFR + 0.654%),
4.97%, 02/25/36(d) ......... 3,313,139
3,904,528 Morgan Stanley Mortgage Loan Trust,
Series 2006-12XS, Class A4,
STEP,
6.51%, 10/25/36 ........... 859,255
205,373 Morgan Stanley Mortgage Loan Trust,
Series 2006-4SL, Class A1,
(1 mo. Term SOFR + 0.414%),
4.73%, 03/25/36(d) ......... 206,454
5,732,223 New Century Home Equity Loan
Trust, Series 2005-C, Class M2,
(1 mo. Term SOFR + 0.789%),
5.10%, 12/25/35(d) ......... 4,764,155
6,500,000 New Residential Mortgage Loan Trust,
Series 2022-SFR1, Class F,
4.44%, 02/17/39(b) ......... 6,035,829
5,000,000 New Residential Mortgage Loan Trust,
Series 2022-SFR2, Class E1,
4.00%, 09/04/39(b) ......... 4,679,047
5,000,000 New Residential Mortgage Loan Trust,
Series 2022-SFR2, Class F,
4.00%, 09/04/39(b) ......... 4,555,409
389,532 Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series
2006-S5, Class A1,
(1 mo. Term SOFR + 0.514%),
4.83%, 10/25/36(b)(d) ...... 470,337
777,104 Oakwood Mortgage Investors, Inc.,
Series 1999-C, Class A2,
7.48%, 08/15/27 ........... 593,504
9,752,270 Oakwood Mortgage Investors, Inc.,
Series 2000-D, Class A4,
7.40%, 07/15/30(d) ......... 1,520,721
8,572,117 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A2,
5.92%, 06/15/31(d) ......... 583,869

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 5,947,218 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A3,
6.61%, 06/15/31(d) ......... $ 452,190
6,795,981 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A4,
7.41%, 06/15/31(d) ......... 578,873
471,385 Oakwood Mortgage Investors, Inc.,
Series 2001-D, Class A3,
5.90%, 09/15/22(d) ......... 188,584
3,000,000 Pagaya AI Technology in Housing
Trust, Series 2023-1, Class F,
3.60%, 10/25/40(b) ......... 2,387,024
2,955,985 Popular ABS Mortgage Pass-Through
Trust, Series 2005-3, Class M2,
STEP,
3.47%, 07/25/35 ........... 2,404,268
2,236,598 PRET LLC, Series 2024-NPL1,
Class A1, STEP,
7.14%, 01/25/54(b) ......... 2,235,100
3,177,403 PRET LLC, Series 2024-NPL2,
Class A1, STEP,
7.02%, 02/25/54(b) ......... 3,190,433
4,801,794 PRET LLC, Series 2024-NPL4,
Class A1, STEP,
7.00%, 07/25/54(b) ......... 4,823,500
4,945,130 PRET LLC, Series 2024-RN2,
Class A1, STEP,
7.12%, 04/25/54(b) ......... 4,960,527
2,685,429 Progress Residential Trust, Series 2021-
SFR10, Class F,
4.61%, 12/17/40(b) ......... 2,541,240
2,500,000 Progress Residential Trust, Series 2021-
SFR11, Class F,
4.42%, 01/17/39(b) ......... 2,371,728
3,500,000 Progress Residential Trust, Series 2021-
SFR8, Class F,
3.18%, 10/17/38(b) ......... 3,371,596
2,400,000 Progress Residential Trust, Series 2021-
SFR9, Class F,
4.05%, 11/17/40(b) ......... 2,263,166
4,000,000 Progress Residential Trust, Series 2022-
SFR1, Class F,
4.88%, 02/17/41(b) ......... 3,821,630
3,000,000 Progress Residential Trust, Series 2022-
SFR1, Class G,
5.52%, 02/17/41(b) ......... 2,916,516
1,548,000 Progress Residential Trust, Series 2022-
SFR3, Class E2,
5.60%, 04/17/39(b) ......... 1,529,983
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 4,751,000 Progress Residential Trust, Series 2022-
SFR4, Class E1,
6.12%, 05/17/41(b) ......... $ 4,716,438
925,000 Progress Residential Trust, Series 2023-
SFR1, Class E1,
6.15%, 03/17/40(b) ......... 914,228
3,388,150 PRPM LLC, Series 2022-1, Class A1,
STEP,
3.72%, 02/25/27(b) ......... 3,383,459
1,130,161 RAAC Trust, Series 2006-SP3,
Class M3,
(1 mo. Term SOFR + 1.464%),
5.78%, 08/25/36(d) ......... 1,074,111
1,537,756 RCO VII Mortgage LLC, Series 2024-
1, Class A1, STEP,
7.02%, 01/25/29(b) ......... 1,542,493
3,825,000 Residential Asset Securities Corp.
Trust, Series 2005-KS10,
Class M4,
(1 mo. Term SOFR + 0.984%),
5.30%, 11/25/35(d) ......... 3,258,343
1,504,510 Residential Asset Securities Corp.
Trust, Series 2006-KS4,
Class M2,
(1 mo. Term SOFR + 0.404%),
4.86%, 06/25/36(d) ......... 1,468,456
3,500,000 RMF Buyout Issuance Trust, Series
2021-HB1, Class M4,
4.70%, 11/25/31(b)(d) ...... 3,228,970
3,323,756 RMF Buyout Issuance Trust, Series
2021-HB1, Class M6,
6.00%, 11/25/31(b)(d) ...... 2,799,697
4,212,384 Saxon Asset Securities Trust, Series
2006-2, Class M3,
(1 mo. Term SOFR + 0.594%),
4.91%, 09/25/36(d) ......... 3,161,207
8,520,398 Saxon Asset Securities Trust, Series
2007-1, Class M1,
(1 mo. Term SOFR + 0.404%),
4.72%, 01/25/47(d) ......... 8,065,667
5,618,564 Securitized Asset Backed Receivables
LLC Trust, Series 2007-BR1,
Class A2B,
(1 mo. Term SOFR + 0.654%),
4.97%, 02/25/37(d) ......... 2,366,179
11,878,852 Soundview Home Loan Trust, Series
2006-OPT5, Class M1,
(1 mo. Term SOFR + 0.489%),
4.80%, 07/25/36(d) ......... 9,707,508

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 4,514,971 Structured Asset Investment Loan
Trust, Series 2005-9, Class M2,
(1 mo. Term SOFR + 0.789%),
5.10%, 11/25/35(d) ......... $ 3,970,674
4,394,468 Structured Asset Investment Loan
Trust, Series 2005-HE1,
Class M3,
(1 mo. Term SOFR + 0.864%),
5.18%, 07/25/35(d) ......... 3,002,697
2,495,379 Structured Asset Securities Corp.
Mortgage Loan Trust, Series
2007-WF1, Class M1,
(1 mo. Term SOFR + 0.774%),
5.09%, 02/25/37(d) ......... 4,535,010
1,520,000 Tricon American Homes Trust, Series
2020-SFR1, Class F,
4.88%, 07/17/38(b) ......... 1,507,417
1,500,000 Tricon Residential Trust, Series 2021-
SFR1, Class F,
3.69%, 07/17/38(b) ......... 1,434,826
968,000 Tricon Residential Trust, Series 2021-
SFR1, Class G,
4.13%, 07/17/38(b) ......... 929,921
1,600,000 Tricon Residential Trust, Series 2022-
SFR1, Class E2,
5.74%, 04/17/39(b) ......... 1,576,900
4,000,000 Tricon Residential Trust, Series 2022-
SFR2, Class E,
7.51%, 07/17/40(b) ......... 4,057,228
3,217,788 VOLT CVI LLC, Series 2021-NP12,
Class A1, STEP,
5.73%, 12/26/51(b) ......... 3,214,542
3,892,352 Washington Mutual Asset-Backed
Certificates Trust, Series 2007-
HE1, Class 2A3,
(1 mo. Term SOFR + 0.414%),
4.73%, 01/25/37(d) ......... 1,739,018
1,530,614 Washington Mutual Asset-Backed
Certificates Trust, Series 2007-
HE1, Class 2A4,
(1 mo. Term SOFR + 0.574%),
4.89%, 01/25/37(d) ......... 684,319
5,023,264 Washington Mutual Asset-Backed
Certificates Trust, Series 2007-
HE2, Class 2A3,
(1 mo. Term SOFR + 0.364%),
4.68%, 04/25/37(d) ......... 1,846,065
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 7,860,340 Yale Mortgage Loan Trust, Series 2007-
1, Class A,
(1 mo. Term SOFR + 0.514%),
4.83%, 06/25/37(b)(d) ...... $ 2,433,477
357,806,856
Total Asset-Backed Securities
(Cost $461,723,617)
378,712,726
NON-AGENCY MORTGAGE-BACKED
SECURITIES — 25.3%
COLLATERALIZED MORTGAGE OBLIGATIONS — 23.0%
1,579,000 ACRA Trust, Series 2024-NQM1,
Class B1,
8.22%, 10/25/64(b)(d) ...... 1,603,541
2,500,000 ACRA Trust, Series 2024-NQM1,
Class M1B,
7.19%, 10/25/64(b)(d) ...... 2,525,085
256,887 Adjustable Rate Mortgage Trust, Series
2005-3, Class 2A1,
4.85%, 07/25/35(d) ......... 238,113
1,379,482 Adjustable Rate Mortgage Trust, Series
2007-1, Class 4A1,
5.58%, 03/25/37(d) ......... 846,933
1,179 Ajax Mortgage Loan Trust, Series
2017-D, Class B,
2.20%, 12/25/57(b)(d) ...... 408
7,507 Ajax Mortgage Loan Trust, Series
2021, Class F,
0.01%, 06/27/61(b)(g) ...... 7,282
1,245,688 Ajax Mortgage Loan Trust, Series
2021-C, Class B, STEP,
3.72%, 01/25/61(b) ......... 1,226,466
3,027,608 Ajax Mortgage Loan Trust, Series
2021-C, Class C,
1.35%, 01/25/61(b)(f) ....... 3,405,021
6,095,685 Ajax Mortgage Loan Trust, Series
2021-D, Class A, STEP,
2.00%, 03/25/60(b) ......... 6,080,486
2,042,300 Ajax Mortgage Loan Trust, Series
2021-D, Class B,
4.00%, 03/25/60(b)(d) ...... 1,991,868
2,977,420 Ajax Mortgage Loan Trust, Series
2021-D, Class C,
0.00%, 03/25/60(b)(d) ...... 3,376,764
3,041,340 Ajax Mortgage Loan Trust, Series
2021-E, Class B2,
3.94%, 12/25/60(b)(d) ...... 1,754,280

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 4,000,000 Ajax Mortgage Loan Trust, Series
2021-E, Class M1,
2.94%, 12/25/60(b)(d) ...... $ 2,758,980
7,358,291 Ajax Mortgage Loan Trust, Series
2021-F, Class A, STEP,
4.88%, 06/25/61(b) ......... 7,351,091
2,075,700 Ajax Mortgage Loan Trust, Series
2021-F, Class B, STEP,
3.75%, 06/25/61(b) ......... 2,043,830
3,151,541 Ajax Mortgage Loan Trust, Series
2021-F, Class C,
0.36%, 06/25/61(b)(f) ....... 2,868,904
7,441,613 Ajax Mortgage Loan Trust, Series
2022-A, Class A1, STEP,
3.50%, 10/25/61(b) ......... 7,108,468
532,000 Ajax Mortgage Loan Trust, Series
2022-A, Class A2,
3.00%, 10/25/61(b)(d) ...... 463,334
914,036 Ajax Mortgage Loan Trust, Series
2022-A, Class A3,
3.00%, 10/25/61(b)(d) ...... 766,214
2,128,000 Ajax Mortgage Loan Trust, Series
2022-A, Class B,
3.00%, 10/25/61(b) ......... 1,572,910
1,044,124 Ajax Mortgage Loan Trust, Series
2022-A, Class C,
3.00%, 10/25/61(b) ......... 1,061,404
999,392 Ajax Mortgage Loan Trust, Series
2022-A, Class M1,
3.00%, 10/25/61(b) ......... 812,690
3,453,061 Ajax Mortgage Loan Trust, Series
2022-A, Class M2,
3.00%, 10/25/61(b) ......... 2,661,203
88,700 Ajax Mortgage Loan Trust, Series
2022-A, Class M3,
3.00%, 10/25/61(b) ......... 68,099
7,973,818 Ajax Mortgage Loan Trust, Series
2022-B, Class A1, STEP,
3.50%, 03/27/62(b) ......... 7,568,079
403,400 Ajax Mortgage Loan Trust, Series
2022-B, Class A2,
3.00%, 03/27/62(b)(d) ...... 344,125
345,800 Ajax Mortgage Loan Trust, Series
2022-B, Class A3,
3.00%, 03/27/62(b)(d) ...... 285,263
1,921,100 Ajax Mortgage Loan Trust, Series
2022-B, Class B,
3.00%, 03/27/62(b) ......... 1,372,696
1,737,693 Ajax Mortgage Loan Trust, Series
2022-B, Class C,
3.00%, 03/27/62(b) ......... 1,347,109
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 259,300 Ajax Mortgage Loan Trust, Series
2022-B, Class M1,
3.00%, 03/27/62(b) ......... $ 212,832
1,287,100 Ajax Mortgage Loan Trust, Series
2022-B, Class M2,
3.00%, 03/27/62(b) ......... 1,024,257
9,219,660 Ajax Mortgage Loan Trust, Series
2023-A, Class A1, STEP,
3.50%, 07/25/62(b) ......... 8,624,850
481,800 Ajax Mortgage Loan Trust, Series
2023-A, Class A2,
3.00%, 07/25/62(b)(d) ...... 412,945
273,000 Ajax Mortgage Loan Trust, Series
2023-A, Class A3,
2.50%, 07/25/62(b)(d) ...... 223,894
1,605,800 Ajax Mortgage Loan Trust, Series
2023-A, Class B,
2.50%, 07/25/62(b)(d) ...... 1,148,487
1,146,532 Ajax Mortgage Loan Trust, Series
2023-A, Class C,
2.50%, 07/25/62(b)(d) ...... 1,026,542
827,000 Ajax Mortgage Loan Trust, Series
2023-A, Class M1,
2.50%, 07/25/62(b)(d) ...... 656,791
11,723,186 Ajax Mortgage Loan Trust, Series
2023-C, Class A1, STEP,
3.50%, 05/25/63(b) ......... 10,926,604
782,700 Ajax Mortgage Loan Trust, Series
2023-C, Class A2,
3.00%, 05/25/63(b)(d) ...... 665,218
417,400 Ajax Mortgage Loan Trust, Series
2023-C, Class A3,
2.50%, 05/25/63(b)(d) ...... 338,350
3,550,086 Ajax Mortgage Loan Trust, Series
2023-C, Class C,
2.50%, 05/25/63(b)(d) ...... 2,554,616
365,300 Ajax Mortgage Loan Trust, Series
2023-C, Class M1,
2.50%, 05/25/63(b)(d) ...... 286,127
2,264,500 Ajax Mortgage Loan Trust, Series
2023-C, Class M2,
2.50%, 05/25/63(b)(d) ...... 1,594,188
1,065,181 American Home Mortgage Assets
Trust, Series 2006-2, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
5.71%, 09/25/46(d) ......... 910,169

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 807,749 American Home Mortgage Assets
Trust, Series 2007-3, Class 22A1,
STEP,
6.75%, 06/25/37 ........... $ 695,291
3,324,000 Angel Oak Mortgage Trust, Series
2020-R1, Class B2,
4.61%, 04/25/53(b)(d) ...... 2,815,739
13,967,970 APS Resecuritization Trust, Series
2016-1, Class 1MZ,
5.59%, 07/31/57(b)(d) ...... 5,150,292
3,518,694 Banc of America Alternative Loan
Trust, Series 2006-7, Class A4,
STEP,
6.50%, 10/25/36 ........... 979,334
923,135 Banc of America Alternative Loan
Trust, Series 2006-9, Class A2,
(1 mo. Term SOFR + 0.514%),
4.83%, 01/25/37(d) ......... 741,354
67,553 Banc of America Funding Corp. Trust,
Series 2005-F, Class 6A1,
4.43%, 09/20/35(d) ......... 58,919
253,859 Banc of America Funding Corp. Trust,
Series 2006-A, Class 3A2,
4.94%, 02/20/36(d) ......... 223,340
183,512 Banc of America Funding Corp. Trust,
Series 2006-E, Class 2A1,
6.12%, 06/20/36(d) ......... 162,083
938,331 Banc of America Funding Corp. Trust,
Series 2007-1, Class TA5, STEP,
6.59%, 01/25/37 ........... 847,237
4,563,199 Banc of America Funding Corp. Trust,
Series 2015-R3, Class 1A2,
3.28%, 03/27/36(b)(d) ...... 3,779,119
227,374 Banc of America Mortgage Trust,
Series 2005-I, Class 2A5,
4.90%, 10/25/35(d) ......... 209,929
16,369,139 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class A1, STEP,
6.90%, 10/25/63(b) ......... 16,625,319
2,602,540 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class A2, STEP,
7.36%, 10/25/63(b) ......... 2,644,330
1,571,460 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class A3, STEP,
7.69%, 10/25/63(b) ......... 1,598,901
963,000 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class B1,
7.99%, 10/25/63(b)(d) ...... 967,489
810,100 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class B2,
7.99%, 10/25/63(b)(d) ...... 799,300
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,216,500 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class B3,
7.99%, 10/25/63(b)(d) ...... $ 2,044,443
1,605,000 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class M1,
7.99%, 10/25/63(b)(d) ...... 1,645,885
334 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class SA,
0.04%, 10/25/63(b)(d) ...... 329
26,137,743 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class XS,
0.82%, 10/25/63(b)(d) ...... 405,697
2,460,210 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class A1, STEP,
5.90%, 01/25/64(b) ......... 2,467,421
1,675,952 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class A2, STEP,
6.11%, 01/25/64(b) ......... 1,678,663
1,280,004 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class A3, STEP,
6.31%, 01/25/64(b) ......... 1,283,667
724,200 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class B1,
8.09%, 01/25/64(b)(d) ...... 729,440
663,800 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class B2,
8.70%, 01/25/64(b)(d) ...... 663,432
1,424,300 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class B3,
8.70%, 01/25/64(b)(d) ...... 1,297,775
1,243,200 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class M1,
6.80%, 01/25/64(b)(d) ...... 1,247,402
3,100 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class SA,
0.13%, 01/25/64(b)(d) ...... 2,942
19,379,636 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class XS,
2.45%, 01/25/64(b)(d) ...... 918,153
14,245,613 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class A1, STEP,
6.04%, 06/25/64(b) ......... 14,345,498
1,123,245 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class A2, STEP,
6.30%, 06/25/64(b) ......... 1,130,672
1,959,919 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class A3, STEP,
6.50%, 06/25/64(b) ......... 1,971,417
1,028,100 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class B1,
7.50%, 06/25/64(b)(d) ...... 1,031,555

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 941,400 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class B2,
8.05%, 06/25/64(b)(d) ...... $ 927,479
2,576,400 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class B3,
8.05%, 06/25/64(b)(d) ...... 2,264,051
1,498,700 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class M1,
6.41%, 06/25/64(b)(d) ...... 1,499,258
2,759 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class SA,
0.09%, 06/25/64(b)(d) ...... 2,664
23,373,378 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class XS,
8.20%, 06/25/64(b)(d) ...... 907,401
19,556,298 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class A1, STEP,
4.79%, 12/26/64(b) ......... 19,323,566
1,839,533 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class A2, STEP,
5.10%, 12/26/64(b) ......... 1,817,721
2,060,632 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class A3, STEP,
5.25%, 12/26/64(b) ......... 2,038,146
817,900 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class B1,
6.96%, 12/26/64(b)(d) ...... 818,847
623,800 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class B2,
7.59%, 12/26/64(b)(d) ...... 614,897
1,427,800 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class B3,
7.59%, 12/26/64(b)(d) ...... 1,360,043
1,344,600 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class M1,
6.31%, 12/26/64(b)(d) ...... 1,346,196
2,737 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class SA,
0.15%, 12/26/64(b)(d) ...... 2,579
27,670,563 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class XS,
2.40%, 12/26/64(b)(d) ...... 1,321,341
1,591,800 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class A2, STEP,
5.87%, 01/25/65(b) ......... 1,591,798
1,516,000 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class A3, STEP,
5.97%, 01/25/65(b) ......... 1,515,976
871,700 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class B1,
6.94%, 01/25/65(b)(d) ...... 871,690
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 757,900 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class B2,
7.82%, 01/25/65(b)(d) ...... $ 745,044
1,680,300 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class B3,
7.82%, 01/25/65(b)(d) ...... 1,534,750
1,402,300 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class M1,
6.49%, 01/25/65(b)(d) ...... 1,402,279
4,100 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class SA,
0.00%, 01/25/65(b)(d) ...... 4,100
25,266,500 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class XS,
7.82%, 01/25/65(b)(d) ...... 1,142,475
2,604 Barclays Mortgage Trust, Series 2021,
Class NPL1,
0.01%, 11/27/51(b)(g) ...... 2,526
2,633 Barclays Mortgage Trust, Series 2021,
Class RPL1,
0.01%, 02/25/28(b)(g) ...... 2,554
5,637,924 Barclays Mortgage Trust, Series 2022-
RPL1, Class A, STEP,
0.04%, 02/25/28(b) ......... 5,506,977
1,187,900 Barclays Mortgage Trust, Series 2022-
RPL1, Class B, STEP,
0.04%, 02/25/28(b) ......... 1,138,186
2,015,310 Barclays Mortgage Trust, Series 2022-
RPL1, Class C,
11.74%, 02/25/28(b)(f) ...... 433,363
18,838 Barclays Mortgage Trust, Series 2022-
RPL1, Class SA,
6.68%, 02/25/28(b)(f) ....... 14,214
1,752,947 BCAP LLC Trust, Series 2012-RR3,
Class 1A5,
5.37%, 12/26/37(b)(d) ...... 1,277,938
476,200 Bear Stearns Adjustable Rate
Mortgage Trust, Series 2005-12,
Class 23A1,
4.67%, 02/25/36(d) ......... 430,278
187,456 Bear Stearns Adjustable Rate Mortgage
Trust, Series 2007-3, Class 1A1,
4.24%, 05/25/47(d) ......... 166,922
731,249 Bear Stearns ALT-A Trust, Series 2006-
2, Class 11A1,
(1 mo. Term SOFR + 0.554%),
4.87%, 04/25/36(d) ......... 629,219
2,213,195 Bear Stearns ALT-A Trust, Series 2006-
6, Class 1A1,
(1 mo. Term SOFR + 0.434%),
4.75%, 11/25/36(d) ......... 1,877,564

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,945,307 Bear Stearns Asset Backed Securities
I Trust, Series 2006-AC2,
Class 22A1,
(1 mo. Term SOFR + 0.464%),
4.78%, 03/25/36(d) ......... $ 397,777
2,945,307 Bear Stearns Asset Backed Securities
I Trust, Series 2006-AC2,
Class 22A3,
(1 mo. Term SOFR + 0.464%),
4.78%, 03/25/36(d) ......... 397,778
453,233 Bear Stearns Mortgage Funding Trust,
Series 2006-SL1, Class A1,
(1 mo. Term SOFR + 0.394%),
4.71%, 08/25/36(d) ......... 444,504
2,501,000 BRAVO Residential Funding Trust,
Series 2021-NQM2, Class M1,
2.29%, 03/25/60(b)(d) ...... 2,259,918
1,500,000 BRAVO Residential Funding Trust,
Series 2024-NQM7, Class B1,
7.33%, 10/27/64(b)(d) ...... 1,501,113
1,500,000 BRAVO Residential Funding Trust,
Series 2024-NQM7, Class B2,
7.75%, 10/27/64(b)(d) ...... 1,453,685
786,795 CFMT LLC, Series 2024-HB14,
Class M2,
3.00%, 06/25/34(b)(d) ...... 730,821
1,530,387 CFMT LLC, Series 2024-HB14,
Class M3,
3.00%, 06/25/34(b)(d) ...... 1,398,789
2,059,600 Chase Mortgage Finance Corp., Series
2016-SH1, Class M4,
3.75%, 04/25/45(b)(d) ...... 1,796,703
5,311,839 Chase Mortgage Finance Trust, Series
2007-S2, Class 1A9,
6.00%, 03/25/37 ........... 2,838,946
3,538,203 Chase Mortgage Finance Trust, Series
2007-S6, Class 1A1,
6.00%, 12/25/37 ........... 1,425,501
10,959,830 ChaseFlex Trust, Series 2007-1,
Class 2A7,
6.00%, 02/25/37 ........... 3,762,941
1,048,853 CHNGE Mortgage Trust, Series 2022-
1, Class A1,
3.01%, 01/25/67(b)(d) ...... 973,746
1,502,753 Citicorp Mortgage Securities Trust,
Series 2007-9, Class 1A1,
6.25%, 12/25/37 ........... 1,361,926
1,766,240 Citicorp Mortgage Securities Trust,
Series 2008-2, Class 1A1,
6.50%, 06/25/38 ........... 1,425,002
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 6,076 Citigroup Mortgage Loan Trust, Series
2006-AR1, Class 1A2,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
2.400%),
7.20%, 10/25/35(d) ......... $ 1,626
44,821 Citigroup Mortgage Loan Trust, Series
2006-AR3, Class 1A2A,
4.84%, 06/25/36(d) ......... 42,866
2,660,507 Citigroup Mortgage Loan Trust, Series
2007-9, Class 1A1,
5.75%, 04/25/47(b) ......... 1,303,884
84,948 Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A1,
5.90%, 05/25/35(d) ......... 80,206
4,650,000 COLT Mortgage Loan Trust, Series
2021-2, Class B1,
3.18%, 08/25/66(b)(d) ...... 3,268,017
2,354,000 COLT Mortgage Loan Trust, Series
2022-1, Class B1,
4.09%, 12/27/66(b)(d) ...... 2,027,241
1,500,000 COLT Mortgage Loan Trust, Series
2024-INV4, Class B1,
7.24%, 05/25/69(b)(d) ...... 1,495,196
275,317 Countrywide Alternative Loan Trust,
Series 2004-36CB, Class 1A1,
6.00%, 02/25/35 ........... 194,118
490,997 Countrywide Alternative Loan Trust,
Series 2005-31, Class 2A1,
(1 mo. Term SOFR + 0.714%),
5.03%, 08/25/35(d) ......... 457,810
4,344,546 Countrywide Alternative Loan Trust,
Series 2005-42CB, Class A1,
(1 mo. Term SOFR + 0.794%),
5.11%, 10/25/35(d) ......... 2,503,735
3,572,308 Countrywide Alternative Loan Trust,
Series 2005-53T2, Class 2A6,
(1 mo. Term SOFR + 0.614%),
4.93%, 11/25/35(d) ......... 1,905,567
4,961,000 Countrywide Alternative Loan Trust,
Series 2005-53T2, Class 2A7,
(1 mo. Term SOFR + 5.386%),
1.07%, 11/25/35(d)(e) ....... 325,268
1,399,902 Countrywide Alternative Loan Trust,
Series 2005-55CW, Class 2A3,
(1 mo. Term SOFR + 0.464%),
4.80%, 11/25/35(d) ......... 1,021,122
68,927 Countrywide Alternative Loan Trust,
Series 2005-63, Class 5A1,
4.88%, 12/25/35(d) ......... 67,236

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 48,131 Countrywide Alternative Loan Trust,
Series 2005-69, Class A1,
(12 mo. Federal Reserve
Cumulative Average USD +
1.000%),
5.75%, 12/25/35(d) ......... $ 42,166
1,722,038 Countrywide Alternative Loan Trust,
Series 2005-79CB, Class A1,
(1 mo. Term SOFR + 0.664%),
4.98%, 01/25/36(d) ......... 839,262
670,726 Countrywide Alternative Loan Trust,
Series 2005-9CB, Class 1A3,
(1 mo. Term SOFR + 0.564%),
4.88%, 05/25/35(d) ......... 586,181
513,078 Countrywide Alternative Loan Trust,
Series 2005-J14, Class A3,
5.50%, 12/25/35 ........... 309,091
2,385,136 Countrywide Alternative Loan Trust,
Series 2006-12CB, Class A10,
(1 mo. Term SOFR + 0.464%),
4.78%, 05/25/36(d) ......... 924,654
1,542,454 Countrywide Alternative Loan Trust,
Series 2006-15CB, Class A1,
6.50%, 06/25/36 ........... 698,527
2,825,843 Countrywide Alternative Loan Trust,
Series 2006-20CB, Class A9,
6.00%, 07/25/36 ........... 1,171,482
909,612 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A13,
(1 mo. Term SOFR + 0.464%),
4.78%, 08/25/36(d) ......... 368,979
909,612 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A14,
(1 mo. Term SOFR + 7.036%),
2.72%, 08/25/36(d) ......... 132,816
937,683 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A15,
5.75%, 08/25/36 ........... 467,947
6,838,827 Countrywide Alternative Loan Trust,
Series 2006-25CB, Class A1,
6.00%, 10/25/36 ........... 3,550,238
997,553 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A4,
(1 mo. Term SOFR + 0.514%),
4.83%, 03/25/36(d) ......... 345,364
1,773,222 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A5,
(1 mo. Term SOFR + 6.986%),
2.67%, 03/25/36(d) ......... 263,089
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,802,047 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A6,
5.50%, 03/25/36 ........... $ 1,204,187
1,038,558 Countrywide Alternative Loan Trust,
Series 2006-41CB, Class 1A10,
6.00%, 01/25/37 ........... 523,856
751,892 Countrywide Alternative Loan Trust,
Series 2006-41CB, Class 1A4,
5.75%, 01/25/37 ........... 364,705
1,032,163 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 ........... 547,943
2,360,123 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A5,
6.00%, 02/25/37 ........... 1,252,915
4,498,942 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A7,
(1 mo. Term SOFR + 0.454%),
4.77%, 02/25/37(d) ......... 1,795,854
2,249,471 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A8,
(1 mo. Term SOFR + 6.486%),
2.17%, 02/25/37(d) ......... 316,697
96,733 Countrywide Alternative Loan Trust,
Series 2006-6CB, Class 1A10,
5.50%, 05/25/36 ........... 77,940
274,439 Countrywide Alternative Loan Trust,
Series 2006-6CB, Class 1A2,
(1 mo. Term SOFR + 0.514%),
4.83%, 05/25/36(d) ......... 212,117
2,199,685 Countrywide Alternative Loan Trust,
Series 2006-7CB, Class 2A1,
6.50%, 05/25/36 ........... 908,253
1,464,223 Countrywide Alternative Loan Trust,
Series 2006-J7, Class 2A1,
(1 mo. Term SOFR + 1.500%),
6.46%, 11/20/46(d) ......... 1,233,590
3,142,047 Countrywide Alternative Loan Trust,
Series 2006-OA14, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
1.730%),
6.48%, 11/25/46(d) ......... 2,542,373
778,907 Countrywide Alternative Loan Trust,
Series 2006-OA14, Class 2A1,
(1 mo. Term SOFR + 0.494%),
4.81%, 11/25/46(d) ......... 711,087
2,174,642 Countrywide Alternative Loan Trust,
Series 2006-OA21, Class A1,
(1 mo. Term SOFR + 0.304%),
4.60%, 03/20/47(d) ......... 1,825,907

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 421,416 Countrywide Alternative Loan Trust,
Series 2006-OA3, Class 2A1,
(1 mo. Term SOFR + 0.534%),
4.85%, 05/25/36(d) ......... $ 385,362
1,560,978 Countrywide Alternative Loan Trust,
Series 2006-OC3, Class 1A1,
(1 mo. Term SOFR + 0.474%),
4.79%, 04/25/46(d) ......... 1,429,580
1,706,678 Countrywide Alternative Loan Trust,
Series 2007-12T1, Class A22,
5.75%, 06/25/37 ........... 726,818
1,719,042 Countrywide Alternative Loan Trust,
Series 2007-12T1, Class A5,
6.00%, 06/25/37 ........... 761,816
879,639 Countrywide Alternative Loan Trust,
Series 2007-19, Class 1A34,
6.00%, 08/25/37 ........... 414,979
3,991,821 Countrywide Alternative Loan Trust,
Series 2007-22, Class 2A16,
6.50%, 09/25/37 ........... 1,449,650
3,446,098 Countrywide Alternative Loan Trust,
Series 2007-25, Class 1A3,
6.50%, 11/25/37 ........... 1,549,489
778,136 Countrywide Alternative Loan Trust,
Series 2007-9T1, Class 1A8,
6.00%, 05/25/37 ........... 373,150
100,424 Countrywide Alternative Loan Trust,
Series 2007-J1, Class 3A4, STEP,
4.17%, 11/25/36 ........... 156,414
4,321,071 Countrywide Alternative Loan Trust,
Series 2007-OA2, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.840%),
5.59%, 03/25/47(d) ......... 3,620,116
85,298 Countrywide Alternative Loan Trust,
Series 2007-OA3, Class 1A2,
(1 mo. Term SOFR + 0.474%),
4.79%, 04/25/47(d) ......... 17,829
805,060 Countrywide Alternative Loan Trust,
Series 2007-OH2, Class A2A,
(1 mo. Term SOFR + 0.594%),
4.91%, 08/25/47(d) ......... 692,464
868,132 Countrywide Alternative
Resecuritization Loan Trust,
Series 2006-22R, Class 2A1,
6.25%, 05/25/36 ........... 465,483
1,358,474 Countrywide Alternative
Resecuritization Loan Trust,
Series 2008-1R, Class 2A3,
6.00%, 08/25/37 ........... 628,850
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 737,724 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
31, Class 2A3,
4.41%, 01/25/36(d) ......... $ 644,289
3,919,994 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
J2, Class 3A9,
(1 mo. Term SOFR + 1.514%),
5.83%, 08/25/35(d) ......... 2,538,986
110,986 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
J3, Class 2A4,
4.50%, 09/25/35 ........... 95,451
9,718,097 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2006-
OA4, Class A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
5.71%, 04/25/46(d) ......... 2,623,111
1,586,650 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2006-
OA5, Class 3A1,
(1 mo. Term SOFR + 0.514%),
4.83%, 04/25/46(d) ......... 1,497,491
1,314,898 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
21, Class 1A1,
6.25%, 02/25/38 ........... 586,536
6,444,528 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
4, Class 1A71,
6.00%, 05/25/37 ........... 2,777,243
2,291,514 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
8, Class 1A12,
5.88%, 01/25/38 ........... 944,050
1,187,897 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
HYB1, Class 3A1,
4.35%, 03/25/37(d) ......... 1,000,553
5,621,211 Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-12,
Class 2A1,
6.50%, 01/25/36 ........... 3,033,947
1,034,219 Credit Suisse Mortgage Capital
Certificates Trust, Series 2006-9,
Class 3A1,
6.00%, 11/25/36 ........... 886,729

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,391,267 Credit Suisse Mortgage Capital
Certificates Trust, Series 2007-3,
Class 1A1A,
5.84%, 04/25/37(d) ......... $ 560,061
7,024,068 Credit Suisse Mortgage Capital
Certificates Trust, Series 2009-
12R, Class 3A1,
6.50%, 10/27/37(b) ......... 2,711,621
1,870,851 Credit Suisse Mortgage Capital
Certificates Trust, Series 2014-2R,
Class 17A3,
6.30%, 04/27/37(b)(d) ...... 1,697,008
4,554,716 Credit Suisse Mortgage Capital
Certificates Trust, Series 2015-4R,
Class 1A4,
(1 mo. Term SOFR + 0.264%),
3.73%, 10/27/36(b)(d) ...... 3,050,107
2,400,000 Credit Suisse Mortgage Capital
Certificates Trust, Series 2020-
SPT1, Class B2,
3.39%, 04/25/65(b)(d) ...... 1,925,738
2,244,775 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
JR1, Class A2,
3.50%, 09/27/66(b)(d) ...... 2,039,353
3,541,821 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
JR1, Class B2,
0.43%, 09/27/66(b)(d) ...... 2,619,199
1,600,841 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
JR1, Class PT2,
3.16%, 07/26/60(b)(d) ...... 760,400
3,289,850 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
NQM2, Class B1,
3.44%, 02/25/66(b)(d) ...... 2,270,882
6,037,122 CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10,
Class 10A1,
(1 mo. Term SOFR + 1.464%),
5.78%, 11/25/35(d) ......... 1,276,053
1,626,000 Deephaven Residential Mortgage
Trust, Series 2021-1, Class B1,
3.10%, 05/25/65(b)(d) ...... 1,442,306
3,314,000 Deephaven Residential Mortgage
Trust, Series 2022-1, Class B1,
4.28%, 01/25/67(b)(d) ...... 2,644,259
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 3,149,390 Deutsche Mortgage Securities, Inc.
Mortgage Loan Trust, Series
2006-PR1, Class CWA1,
6.00%, 06/25/35(b)(d) ...... $ 1,682,323
2,797,000 Ellington Financial Mortgage Trust,
Series 2021-1, Class B1,
3.14%, 02/25/66(b)(d) ...... 1,998,478
2,000,000 GCAT Trust, Series 2020-NQM2,
Class B1,
4.85%, 04/25/65(b)(d) ...... 1,823,378
3,437,000 GCAT Trust, Series 2021-NQM7,
Class B1,
4.50%, 08/25/66(b)(d) ...... 2,667,945
398,476 GMACM Mortgage Loan Trust, Series
2005-AR6, Class 2A1,
3.79%, 11/19/35(d) ......... 309,926
2,601,442 GSMPS Mortgage Loan Trust, Series
2004-4, Class 1AF,
(1 mo. Term SOFR + 0.514%),
4.83%, 06/25/34(b)(d) ...... 2,305,481
2,479,851 GSMPS Mortgage Loan Trust, Series
2005-RP1, Class 1AF,
(1 mo. Term SOFR + 0.464%),
4.78%, 01/25/35(b)(d) ...... 2,148,785
3,335,769 GSMPS Mortgage Loan Trust, Series
2005-RP3, Class 1AF,
(1 mo. Term SOFR + 0.464%),
4.78%, 09/25/35(b)(d) ...... 2,845,196
932,772 GSMPS Mortgage Loan Trust, Series
2006-RP1, Class 1AF1,
(1 mo. Term SOFR + 0.464%),
4.78%, 01/25/36(b)(d) ...... 749,952
3,806,466 GSMSC Resecuritization Trust, Series
2015-5R, Class 1D,
(1 mo. Term SOFR + 0.254%),
3.64%, 04/26/37(b)(d) ...... 2,158,597
144,402 GSR Mortgage Loan Trust, Series
2005-AR1, Class 2A1,
6.98%, 01/25/35(d) ......... 138,984
2,491,917 GSR Mortgage Loan Trust, Series
2006-7F, Class 4A2,
6.50%, 08/25/36 ........... 721,608
23,003 GSR Mortgage Loan Trust, Series
2006-AR1, Class 3A1,
4.69%, 01/25/36(d) ......... 27,453
458,923 GSR Mortgage Loan Trust, Series
2007-4F, Class 3A1,
6.00%, 07/25/37 ........... 293,371
7,536,495 GSR Mortgage Loan Trust, Series
2007-OA2, Class 2A1,
2.95%, 06/25/47(d) ......... 4,419,890

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,293,160 HarborView Mortgage Loan Trust,
Series 2007-4, Class 2A2,
(1 mo. Term SOFR + 0.614%),
4.66%, 07/19/47(d) ......... $ 1,180,144
133,472 HomeBanc Mortgage Trust, Series
2006-1, Class 2A1,
4.53%, 04/25/37(d) ......... 122,602
723,242 IndyMac IMSC Mortgage Loan Trust,
Series 2007-F2, Class 1A4,
6.00%, 07/25/37 ........... 496,917
13,490,162 IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
0.41%, 07/25/47(d) ......... 13,253
1,273,700 IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX3, Class A2,
(1 mo. Term SOFR + 0.654%),
4.97%, 06/25/37(d) ......... 1,548,318
2,393,754 IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX5, Class 2A2,
(1 mo. Term SOFR + 0.594%),
4.91%, 08/25/37(d) ......... 2,147,943
683,086 JP Morgan Mortgage Trust, Series
2007-A5, Class 2A1,
3.17%, 10/25/37(d) ......... 459,930
6,194,810 JP Morgan Mortgage Trust, Series
2007-S3, Class 1A10,
6.25%, 08/25/37 ........... 1,697,389
9,256 JP Morgan Mortgage Trust, Series
2017-5, Class A1B,
5.11%, 10/26/48(b)(d) ...... 9,335
87,823,279 JP Morgan Mortgage Trust, Series
2021-INV5, Class A2X,
0.50%, 12/25/51(b)(d) ...... 2,457,128
5,166,032 JP Morgan Mortgage Trust, Series
2021-INV5, Class A5X,
0.50%, 12/25/51(b)(d) ...... 144,536
92,989,312 JP Morgan Mortgage Trust, Series
2021-INV5, Class AX1,
0.19%, 12/25/51(b)(d) ...... 994,902
1,229,140 JP Morgan Mortgage Trust, Series
2021-INV5, Class B4,
3.19%, 12/25/51(b)(d) ...... 980,082
430,225 JP Morgan Mortgage Trust, Series
2021-INV5, Class B5,
3.19%, 12/25/51(b)(d) ...... 327,341
1,470,498 JP Morgan Mortgage Trust, Series
2021-INV5, Class B6,
2.45%, 12/25/51(b)(d) ...... 699,490
29,199,563 JP Morgan Mortgage Trust, Series
2021-INV7, Class A2X,
0.50%, 02/25/52(b)(d) ...... 808,369
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 16,979,217 JP Morgan Mortgage Trust, Series
2021-INV7, Class A3X,
0.50%, 02/25/52(b)(d) ...... $ 315,197
7,872,776 JP Morgan Mortgage Trust, Series
2021-INV7, Class A4X,
0.50%, 02/25/52(b)(d) ...... 334,224
3,179,556 JP Morgan Mortgage Trust, Series
2021-INV7, Class A5X,
0.50%, 02/25/52(b)(d) ...... 88,024
57,231,196 JP Morgan Mortgage Trust, Series
2021-INV7, Class AX1,
0.27%, 02/25/52(b)(d) ...... 886,294
3,639,036 JP Morgan Mortgage Trust, Series
2021-INV7, Class B1,
3.27%, 02/25/52(b)(d) ...... 3,003,118
854,029 JP Morgan Mortgage Trust, Series
2021-INV7, Class B2,
3.27%, 02/25/52(b)(d) ...... 697,650
1,188,146 JP Morgan Mortgage Trust, Series
2021-INV7, Class B3,
3.27%, 02/25/52(b)(d) ...... 956,537
631,285 JP Morgan Mortgage Trust, Series
2021-INV7, Class B4,
3.27%, 02/25/52(b)(d) ...... 496,964
259,869 JP Morgan Mortgage Trust, Series
2021-INV7, Class B5,
3.27%, 02/25/52(b)(d) ...... 197,983
850,599 JP Morgan Mortgage Trust, Series
2021-INV7, Class B6,
3.20%, 02/25/52(b)(d) ...... 396,921
3,407,650 Legacy Mortgage Asset Trust, Series
2019-SL2, Class B,
8.48%, 02/25/59(b)(f) ....... 678,969
4,016,983 Legacy Mortgage Asset Trust, Series
2019-SL2, Class M,
4.25%, 02/25/59(b)(d) ...... 3,348,222
23,813,229 MASTR Adjustable Rate Mortgages
Trust, Series 2007-1, Class IM1,
(1 mo. Term SOFR + 0.684%),
5.00%, 01/25/47(d) ......... 714
4,203,118 MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4,
6.50%, 11/25/37 ........... 822,565
2,162,477 MASTR Reperforming Loan Trust,
Series 2005-2, Class 1A3,
7.50%, 05/25/35(b) ......... 1,519,942
945,535 MASTR Resecuritization Trust, Series
2008-3, Class A1,
6.69%, 08/25/37(b)(d) ...... 334,169
3,234,726 MCM Trust, Series 2021-VFN1,
2.50%, 09/25/31(b)(e)(g) ..... 3,097,310

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 4,218,167 MCM Trust, Series 2021-VFN1,
Class CERT,
3.00%, 09/25/31(b)(e)(g) ..... $ 2,709,704
1,363,673 Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2,
Class A2,
(1 mo. Term SOFR + 0.534%),
4.85%, 04/25/37(d) ......... 1,123,227
491,065 Merrill Lynch Mortgage Investors
Trust, Series 2006-A3, Class 3A1,
5.68%, 05/25/36(d) ......... 322,325
342,372 Merrill Lynch Mortgage Investors
Trust, Series 2006-AF2,
Class AF1,
6.25%, 10/25/36 ........... 130,786
1,941,451 Morgan Stanley Re-REMIC Trust,
Series 2010-R5, Class 7B, STEP,
2.98%, 05/26/37(b) ......... 2,204,008
2,214,487 Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B,
(1 mo. Term SOFR + 0.274%),
4.77%, 12/26/46(b)(d) ...... 2,041,126
547,452 MortgageIT Trust, Series 2004-1,
Class B1,
(1 mo. Term SOFR + 1.914%),
6.23%, 11/25/34(d) ......... 502,888
1,389,000 New Residential Mortgage Loan Trust,
Series 2020-NQM1, Class B2,
4.52%, 01/26/60(b)(d) ...... 1,141,270
3,806,216 NYMT Trust, Series 2024-RR1,
Class A, STEP,
7.38%, 05/25/64(b) ......... 3,777,533
1,918,052 Prime Mortgage Trust, Series 2006-
DR1, Class 2A1,
5.50%, 05/25/35(b) ......... 1,751,777
1,045,061 Prime Mortgage Trust, Series 2006-
DR1, Class 2A2,
6.00%, 05/25/35(b) ......... 875,780
2,605,648 PRPM LLC, Series 2020-4, Class A1,
STEP,
6.61%, 10/25/25(b) ......... 2,606,661
301,201 Reperforming Loan REMIC Trust,
Series 2006-R2, Class AF1,
(1 mo. Term SOFR + 0.534%),
4.85%, 07/25/36(b)(d) ...... 281,175
4,953,570 Residential Accredit Loans, Inc., Series
2005-QA10, Class A21,
5.05%, 09/25/35(d) ......... 1,949,563
1,209,924 Residential Accredit Loans, Inc., Series
2005-QA12, Class NB4,
5.52%, 12/25/35(d) ......... 1,045,522
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 470,901 Residential Accredit Loans, Inc., Series
2006-QO5, Class 2A1,
(1 mo. Term SOFR + 0.494%),
4.81%, 05/25/46(d) ......... $ 435,234
372,758 Residential Accredit Loans, Inc., Series
2006-QS15, Class A1,
6.50%, 10/25/36 ........... 314,655
2,453,794 Residential Accredit Loans, Inc., Series
2007-QS1, Class 1A5,
(1 mo. Term SOFR + 0.664%),
4.98%, 01/25/37(d) ......... 1,806,491
642,387 Residential Asset Securitization Trust,
Series 2006-A7CB, Class 2A5,
(1 mo. Term SOFR + 0.364%),
4.68%, 07/25/36(d) ......... 104,945
1,530,497 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2005-SA3, Class 1A,
4.58%, 08/25/35(d) ......... 638,232
1,712,536 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2005-SA4, Class 2A1,
5.62%, 09/25/35(d) ......... 987,323
5,350,585 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2006-SA2, Class 2A1,
5.68%, 08/25/36(d) ......... 3,777,039
71,260 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2006-SA3, Class 2A1,
6.25%, 09/25/36(d) ......... 37,245
2,150,000 Residential Mortgage Loan Trust,
Series 2020-1, Class B2,
4.67%, 01/26/60(b)(d) ...... 1,916,540
3,750,000 Residential Mortgage Loan Trust,
Series 2020-2, Class B2,
5.40%, 05/25/60(b)(d) ...... 3,626,394
2,814,000 Residential Mortgage Loan Trust,
Series 2021-1R, Class B1,
3.42%, 01/25/65(b)(d) ...... 2,370,334
5,000,000 Saluda Grade Alternative Mortgage
Trust, Series 2024-RTL4,
Class A1, STEP,
7.50%, 02/25/30(b) ......... 5,039,483
3,000,000 Saluda Grade Alternative Mortgage
Trust, Series 2024-RTL5,
Class A1, STEP,
7.76%, 04/25/30(b) ......... 3,030,254
3,622,465 Seasoned Loans Structured Transaction
Trust, Series 2020-3, Class M1,
4.75%, 04/26/60(b)(d) ...... 3,573,195

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 100,000 SG Residential Mortgage Trust, Series
2019-3, Class B1,
4.08%, 09/25/59(b)(d) ...... $ 92,572
175,000 SG Residential Mortgage Trust, Series
2020-2, Class B1,
4.25%, 05/25/65(b)(d) ...... 147,904
257,000 SG Residential Mortgage Trust, Series
2020-2, Class M1,
3.19%, 05/25/65(b)(d) ...... 216,043
2,425,000 Spruce Hill Mortgage Loan Trust,
Series 2020-SH1, Class B2,
4.68%, 01/28/50(b)(d) ...... 2,102,323
935,066 Structured Adjustable Rate Mortgage
Loan Trust, Series 2005-11,
Class 1A1,
5.03%, 05/25/35(d) ......... 750,994
1,539,925 Structured Adjustable Rate Mortgage
Loan Trust, Series 2006-3,
Class 4A,
4.12%, 04/25/36(d) ......... 806,013
518,063 Structured Asset Mortgage Investments
II Trust, Series 2006-AR4,
Class 4A1,
(1 mo. Term SOFR + 0.474%),
4.79%, 06/25/36(d) ......... 504,997
2,905,936 Structured Asset Mortgage Investments
II Trust, Series 2006-AR5,
Class 4A1,
(1 mo. Term SOFR + 0.554%),
4.87%, 05/25/46(d) ......... 1,034,467
954,361 Structured Asset Mortgage Investments
II Trust, Series 2007-AR4,
Class GA4B,
(1 mo. Term SOFR + 0.474%),
4.79%, 09/25/47(d) ......... 869,590
1,928,386 Structured Asset Securities Corp.,
Series 2005-RF3, Class 1A,
(1 mo. Term SOFR + 0.464%),
4.78%, 06/25/35(b)(d) ...... 1,688,708
13,255,645 Structured Asset Securities Corp.
Mortgage Loan Trust, Series
2006-RF3, Class 1A2,
6.00%, 10/25/36(b) ......... 7,214,467
284,761 Suntrust Adjustable Rate Mortgage
Loan Trust, Series 2007-2,
Class 3A3,
5.85%, 04/25/37(d) ......... 147,234
127,864 Suntrust Adjustable Rate Mortgage
Loan Trust, Series 2007-2,
Class 4A1,
6.43%, 04/25/37(d) ......... 51,276
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 3,750,000 TRK Trust, Series 2021-INV1,
Class B1,
3.29%, 07/25/56(b)(d) ...... $ 2,848,488
4,000,000 TRK Trust, Series 2022-INV1,
Class B1,
4.01%, 02/25/57(b)(d) ...... 3,044,473
2,933,443 TVC Holdings Plc, Series 2021-1,
Class A,
2.38%, 02/01/51(b)(e)(g) ..... 2,692,375
1,322,747 TVC Holdings Plc, Series 2021-1,
Class CERT,
0.50%, 02/01/51(b)(e)(f)(g) ... 1,140,976
3,951,000 TVC Mortgage Trust, Series 2023-
RTL1, Class A1, STEP,
8.25%, 11/25/27(b) ......... 3,988,156
3,343,000 Verus Securitization Trust, Series 2019-
INV3, Class M1,
3.28%, 11/25/59(b)(d) ...... 3,221,592
3,162,000 Verus Securitization Trust, Series 2021-
1, Class B1,
2.98%, 01/25/66(b)(d) ...... 2,320,607
5,000,000 Verus Securitization Trust, Series 2022-
1, Class B1,
4.01%, 01/25/67(b)(d) ...... 3,759,832
1,500,000 Verus Securitization Trust, Series 2023-
2, Class B1,
7.52%, 03/25/68(b)(d) ...... 1,505,745
2,680,000 Verus Securitization Trust, Series 2023-
INV1, Class M1,
7.52%, 02/25/68(b)(d) ...... 2,706,438
1,000,000 Verus Securitization Trust, Series 2024-
2, Class B2,
8.70%, 02/25/69(b)(d) ...... 1,004,808
2,000,000 Visio Trust, Series 2022-1, Class B1,
5.92%, 08/25/57(b)(d) ...... 1,917,895
3,300,000 Vista Point Securitization Trust, Series
2020-2, Class B2,
5.16%, 04/25/65(b)(d) ...... 3,050,057
24,660,172 Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7,
2.27%, 02/25/38(b)(d) ...... 5,369,291
1,065,202 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-10, Class 1CB,
6.50%, 11/25/35 ........... 718,774
573,196 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-10, Class 2A6,
5.50%, 11/25/35 ........... 507,969

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,114,560 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-11, Class A1,
5.75%, 01/25/36 ........... $ 905,839
2,266,052 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-11, Class A7,
5.75%, 01/25/36 ........... 1,840,328
1,346,993 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-9, Class 5A3,
(1 mo. Term SOFR + 1.464%),
5.78%, 11/25/35(d) ......... 1,023,758
3,297,698 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-1, Class 4CB,
6.50%, 02/25/36 ........... 2,527,493
1,877,197 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-2, Class 2CB,
6.50%, 03/25/36 ........... 1,230,267
3,615,626 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-5, Class 3A3, STEP,
6.72%, 07/25/36 ........... 808,321
1,050,914 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-AR6, Class 2A,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
5.71%, 08/25/46(d) ......... 570,937
3,531,924 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2007-5, Class A6,
6.00%, 06/25/37 ........... 3,136,542
610,772 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2007-HY7, Class 2A2,
4.12%, 07/25/37(d) ......... 534,884
5,268,979 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2007-OA4, Class 2A,
(12 mo. Federal Reserve
Cumulative Average USD +
0.798%),
5.54%, 05/25/47(d) ......... 4,253,060
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,022,289 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2007-OA5, Class 2A,
(12 mo. Federal Reserve
Cumulative Average USD +
0.798%),
5.54%, 06/25/47(d) ......... $ 1,639,922
417,084 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A1,
(1 mo. Term SOFR + 0.434%),
4.75%, 03/25/37(d) ......... 342,109
3,484,553 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A2,
(1 mo. Term SOFR + 6.566%),
2.25%, 03/25/37(d) ......... 324,924
738,405 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A8,
(1 mo. Term SOFR + 0.654%),
4.97%, 03/25/37(d) ......... 587,988
663,916 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A9,
(1 mo. Term SOFR + 0.604%),
4.92%, 03/25/37(d) ......... 528,753
941,310 Wells Fargo Mortgage Backed
Securities Trust, Series 2008-AR1,
Class A2,
5.59%, 03/25/38(d) ......... 777,177
1,602,559 Western Alliance Bank, Series 2021-
CL2, Class M1,
(SOFR 30A + 3.150%),
7.72%, 07/25/59(b)(d) ...... 1,656,946
2,254,947 Western Alliance Bank, Series 2021-
CL2, Class M2,
(SOFR 30A + 3.700%),
8.27%, 07/25/59(b)(d) ...... 2,335,604
518,312,034
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
584,981 Bayview Commercial Asset Trust,
Series 2005-4A, Class M2,
(1 mo. Term SOFR + 0.819%),
5.13%, 01/25/36(b)(d) ...... 548,111
499,041 Bayview Commercial Asset Trust,
Series 2005-4A, Class M3,
(1 mo. Term SOFR + 0.864%),
5.18%, 01/25/36(b)(d) ...... 465,008
742,616 Bayview Commercial Asset Trust,
Series 2006-2A, Class B1,
(1 mo. Term SOFR + 1.419%),
5.73%, 07/25/36(b)(d) ...... 711,096

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$ 5,429,547 Bayview Commercial Asset Trust,
Series 2007-5A, Class A4,
(1 mo. Term SOFR + 1.614%),
6.68%, 10/25/37(b)(d) ...... $ 3,071,574
6,106,201 Bayview Commercial Asset Trust,
Series 2007-6A, Class A4A,
(1 mo. Term SOFR + 1.614%),
5.93%, 12/25/37(b)(d) ...... 5,298,712
718,416 CBA Commercial Small Balance
Commercial Mortgage, Series
2007-1A, Class A, STEP,
6.26%, 07/25/39(b) ......... 657,511
141,525 Lehman Brothers Small Balance
Commercial Mortgage Trust,
Series 2007-2A, Class M1,
(1 mo. Term SOFR + 0.514%),
4.83%, 06/25/37(b)(d) ...... 140,231
3,000,000 Lehman Brothers Small Balance
Commercial Mortgage Trust,
Series 2007-2A, Class M2,
(1 mo. Term SOFR + 0.714%),
5.03%, 06/25/37(b)(d) ...... 2,521,573
3,600,000 Lehman Brothers Small Balance
Commercial Mortgage Trust,
Series 2007-3A, Class M2,
(1 mo. Term SOFR + 2.114%),
6.43%, 10/25/37(b)(d) ...... 3,215,385
1,044,577 Velocity Commercial Capital Loan
Trust, Series 2018-2, Class M4,
5.32%, 10/26/48(b)(d) ...... 893,048
391,185 Velocity Commercial Capital Loan
Trust, Series 2018-2, Class M5,
6.36%, 10/26/48(b)(d) ...... 330,170
943,580 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M2,
4.01%, 03/25/49(b)(d) ...... 831,979
1,071,200 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M3,
4.12%, 03/25/49(b)(d) ...... 936,590
1,288,682 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M4,
4.61%, 03/25/49(b)(d) ...... 1,088,318
922,512 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M5,
5.70%, 03/25/49(b)(d) ...... 795,016
213,064 Velocity Commercial Capital Loan
Trust, Series 2019-2, Class M5,
4.93%, 07/25/49(b)(d) ...... 171,405
798,128 Velocity Commercial Capital Loan
Trust, Series 2020-1, Class M5,
4.29%, 02/25/50(b)(d) ...... 554,813
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$ 1,682,326 Velocity Commercial Capital Loan
Trust, Series 2020-1, Class M6,
5.69%, 02/25/50(b)(d) ...... $ 1,102,164
1,632,367 Velocity Commercial Capital Loan
Trust, Series 2021-1, Class M5,
3.97%, 05/25/51(b)(d) ...... 1,178,104
1,241,259 Velocity Commercial Capital Loan
Trust, Series 2021-2, Class M5,
4.01%, 08/25/51(b)(d) ...... 923,617
1,160,940 Velocity Commercial Capital Loan
Trust, Series 2021-2, Class M6,
4.92%, 08/25/51(b)(d) ...... 833,196
1,922,981 Velocity Commercial Capital Loan
Trust, Series 2021-2, Class M7,
6.54%, 08/25/51(b)(d) ...... 1,222,250
3,857,291 Velocity Commercial Capital Loan
Trust, Series 2021-3, Class M5,
4.33%, 10/25/51(b)(d) ...... 3,099,377
2,348,361 Velocity Commercial Capital Loan
Trust, Series 2021-3, Class M7,
6.54%, 10/25/51(b)(d) ...... 1,619,459
1,819,170 Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M5,
5.68%, 12/26/51(b)(d) ...... 1,370,112
3,109,321 Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M6,
7.17%, 12/26/51(b)(d) ...... 2,305,511
3,990,481 Velocity Commercial Capital Loan
Trust, Series 2022-1, Class M4,
5.20%, 02/25/52(b)(d) ...... 3,042,398
2,188,159 Velocity Commercial Capital Loan
Trust, Series 2022-4, Class M2,
6.97%, 08/25/52(b)(d) ...... 2,153,623
1,592,911 Velocity Commercial Capital Loan
Trust, Series 2022-4, Class M3,
7.55%, 08/25/52(b)(d) ...... 1,528,410
3,579,687 Velocity Commercial Capital Loan
Trust, Series 2023-2, Class M2,
8.00%, 05/25/53(b)(d) ...... 3,613,150
1,239,676 Velocity Commercial Capital Loan
Trust, Series 2023-3, Class M2,
8.27%, 08/25/53(b)(d) ...... 1,254,469
1,071,350 Velocity Commercial Capital Loan
Trust, Series 2023-3, Class M3,
9.32%, 08/25/53(b)(d) ...... 1,091,827
2,984,071 Velocity Commercial Capital Loan
Trust, Series 2023-4, Class M2,
9.08%, 11/25/53(b)(d) ...... 3,052,652

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$ 924,147 Velocity Commercial Capital Loan
Trust, Series 2023-4, Class M4,
10.70%, 11/25/53(b)(d) ..... $ 878,984
52,499,843
Total Non-Agency Mortgage-Backed Securities
(Cost $653,075,834)
570,811,877
U.S. GOVERNMENT SPONSORED AGENCY
MORTGAGE-BACKED SECURITIES — 0.3%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
10,489,298 Freddie Mac Seasoned Credit Risk
Transfer Trust, Series 2017-3,
Class B,
11.30%, 07/25/56(b)(f) ...... 1,434,843
15,498,306 Freddie Mac Seasoned Credit Risk
Transfer Trust, Series 2017-3,
Class BIO,
0.91%, 07/25/56(b)(d) ...... 1,741,232
4,633,721 Freddie Mac Seasoned Credit Risk
Transfer Trust, Series 2018-2,
Class BX,
3.59%, 11/25/57(d) ......... 1,665,564
2,586,114 Freddie Mac Seasoned Credit Risk
Transfer Trust, Series 2018-3,
Class BX,
1.66%, 08/25/57(b)(d) ...... 857,376
29,416 Freddie Mac STACR Securitized
Participation Interests Trust,
Series 2018-SPI2, Class M2,
3.85%, 05/25/48(b)(d) ...... 28,659
Total U.S. Government Sponsored Agency Mortgage-
Backed Securities
(Cost $6,936,811)
5,727,674
U.S. GOVERNMENT SECURITIES — 25.4%
U.S. Treasury Bonds — 25.4%
41,315,000 3.63%, 08/15/43 ............... 35,112,908
42,400,000 3.63%, 02/15/44 ............... 35,877,688
48,055,000 3.38%, 05/15/44 ............... 39,078,476
47,350,000 3.13%, 08/15/44 ............... 36,899,707
47,550,000 3.00%, 02/15/47 ............... 35,369,027
52,750,000 2.75%, 08/15/47 ............... 37,227,901
66,000,000 3.00%, 08/15/48 ............... 48,363,047
46,350,000 3.38%, 11/15/48 ............... 36,332,244
47,000,000 3.00%, 02/15/49 ............... 34,295,312
47,300,000 2.88%, 05/15/49 ............... 33,612,563
81,560,000 1.25%, 05/15/50 ............... 38,721,884
Principal
Amount Value
U.S. Treasury Bonds (continued)
$ 103,400,000 1.63%, 11/15/50 ............... $ 53,978,031
82,250,000 2.38%, 05/15/51 ............... 51,756,455
78,500,000 3.00%, 08/15/52 ............... 56,323,750
Total U.S. Government Securities
(Cost $873,930,524)
572,948,993
CASH SWEEP — 6.4%
UNITED STATES — 6.4%
144,165,259 Citibank - U.S. Dollars on Deposit in
Custody Account, 1.35%(h) ... 144,165,259
Total Cash Sweep
(Cost $144,165,259)
144,165,259
TOTAL INVESTMENTS — 98.7%
(Cost $2,710,276,665)
$ 2,225,953,153
OTHER ASSETS IN EXCESS OF
LIABILITIES — 1.3%
29,075,926
NET ASSETS — 100.0%
$ 2,255,029,079
(a) A copy of the underlying funds’ financial statements is available upon request.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The aggregate value is $749,445,779, which is 33.23% of net assets.
These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (e).
(c) Perpetual security with no stated maturity date.
(d) Floating or variable rate security. The Reference Rate is defined below. Interest rate shown reflects the rate in effect as of January
31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e) These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(f) Zero coupon security. The rate represents the yield at time of purchase.
(g) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $9,652,727 which is 0.43% of net assets and the cost is $10,768,136.
(h) The rate shown represents the current yield as of January 31, 2025.

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
The following abbreviations are used in the report:
Total Return Swap Agreement outstanding at January 31, 2025:
Reference Entity Counterparty
Payment/
Expiration Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Depreciation
Total Return Swap Agreement
Total return swap with Barclays Barclays Bank Plc 11/19/2025 $ 100,000 $ (159,705) $ – $ (159,705)
receiving total return of the Barclays
US Mortgage Backed Securities
Index over the initial level of
2,171.29 and paying a (SOFR
RATE + 0.750%) at expiration date
Total Return Swap Agreement $ (159,705)
Futures Contract outstanding at January 31, 2025:
Description
Number of
Contracts Expiration Date
Notional
Amount Value
Unrealized
Depreciation
Long Contract:
Ultra U.S. Treasury Bond Futures 160 03/20/2025 $ 20,406,048 $ 18,955,000 $ (1,451,048)
Total Futures Contract $ (1,451,048)
CLO — Collateralized Loan Obligation
ETF — Exchange-Traded Fund
PIK — Payment In Kind
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFR 30A — Secured Overnight Financing Rate 30 Day Average USD
SPDR — Standard & Poor's Depositary Receipt
STEP — Step Coupon Bond
USD — U.S. Dollar
Portfolio Diversification by Sector (Unaudited)
Sector:
Percentage
of Net Assets
Asset-Backed Securities ......................... 16.8%
Corporate Bonds ............................. 6.0
Exchange-Traded Funds ........................ 18.3
Non-Agency Mortgage-Backed Securities ............ 25.3
Preferred Stocks .............................. 0.2
U.S. Government Agencies and Securities ........... 25.7
Other
*
...................................... 7.7
100.0%
* Includes cash and equivalents, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.